FIRST QUARTER REPORT

FIRST QUARTER REPORT

MAY 31, 2004

ING PRIME
RATE TRUST

[GRAPHIC]

[ING FUNDS LOGO]

                              ING Prime Rate Trust

                              FIRST QUARTER REPORT
                                  May 31, 2004

                                Table of Contents

Portfolio Managers' Report                        2
Statement of Assets and Liabilities               7
Statement of Operations                           8
Statements of Changes in Net Assets               9
Statement of Cash Flows                          10
Financial Highlights                             11
Notes to Financial Statements                    12
Portfolio of Investments                         19
Additional Information                           39
Trustee and Officer Information                  41

                              ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

                            PORTFOLIO CHARACTERISTICS
                               AS OF MAY 31, 2004

Net Assets                            $    1,014,597,112
Total Assets                          $    1,917,751,793
Assets Invested in
Senior Loans                          $    1,828,496,834
Senior Loans Represented                             384
Average Amount Outstanding
per Loan                              $        4,761,711
Industries Represented                                39
Average Loan Amount
per Industry                          $       46,884,534
Portfolio Turnover Rate (YTD)                         24%
Weighted Average Days to
Interest Rate Reset                                   45
Average Loan Final Maturity                    57 months
Total Leverage as a Percentage
of Total Assets
(including Preferred Shares)                       45.31%

PEFORMANCE SUMMARY*

The Trust declared $0.10 of dividends during the first fiscal quarter ended May 31, 2004. Based on the average month-end net asset value ("NAV") per share of $7.38, this resulted in an annualized distribution rate of 5.62%(1) for the quarter. The Trust's total return for the first fiscal quarter, based on NAV, was 1.63%, versus a total return on the S&P/LSTA Leveraged Loan Index of 0.95% for the same period. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the first fiscal quarter was 2.01%.

MARKET OVERVIEW

The tone of the non-investment grade loan market remained quite strong during this fiscal quarter. Factors underlying such strength included a demonstrably healthier U.S. economic environment, improved corporate earnings and a continued reduction in trailing default rates. To these factors, add a now near consensus view that the Federal Reserve is about to embark on a program to systematically raise short-term interest rates, and the result is an almost universally bullish outlook--and intense investor demand--for floating rate loans.

When taken in isolation, strong demand for loans has a positive influence on loan returns in that it provides significant and deep price support. To be fully constructive, however, high levels of demand must be met with an equally strong supply of new loans. Although improved measurably, supply only kept pace with demand during the quarter. As a result, significant levels of idle cash resident in many loan portfolios since the end of 2003 remained largely in place, thereby driving secondary loan prices to new highs and borrowing spreads on new loans to historical lows. On the plus side, while pricing trends remain unfavorable, credit trends continue to look relatively positive. At this point, nearly all qualitative and quantitative factors point to the continuation of low near-term default risk in non-investment grade credit markets.

----------
* Please see the more detailed information on the charts immediately following this report.

                              ING Prime Rate Trust

PORTFOLIO OVERVIEW

In addition to general market strength, the Trust's favorable results for the first fiscal quarter were attributable primarily to gains experienced by a select number of individual positions in which the Trust had a significant investment and, to a lesser degree, the higher utilization of leverage for investment purposes (discussed below). Valuations (and thus loan prices) in the cable television sector were buoyed during the quarter by the successful refinance of the Charter Communications Holdings, LLC ("Charter") loan facilities. The refinance enabled us to reduce (at full value) the Trust's aggregate Charter exposure to 2.7% of total assets (from 4.0% at the end of last fiscal quarter) and realize gains on prior investments. Similarly, Nextel Finance Company ("Nextel"), historically one of the Trust's largest holdings and long the bellwether issuer in the cellular communications sector, refinanced its sizeable loan facility during the quarter. Accordingly, our exposure to Nextel declined to 3.3% of total assets (the Trust's largest holding as of the current fiscal quarter-end), from 3.7% at last quarter-end. A follow-on refinance is expected to close shortly which will materially reduce our Nextel position from this lower level. These activities had, in part, the net effect of reducing the Trust's exposure to the cable television and wireless communications sectors to approximately 9.0% and 6.8% of total assets, respectively, from 11.9% and 9.1%, respectively, at the end of the prior fiscal quarter. We continue to find these sectors attractive on the basis of offering attractive returns for the underlying risk.

                         TOP TEN INDUSTRY SECTORS AS OF
                                MAY 31, 2004 AS A
                                 PERCENTAGE OF:

                                                  TOTAL        NET
                                                 ASSETS      ASSETS
                                                --------    --------
Cable Television                                   9.0%       17.0%
Cellular Communications                            6.8%       12.8%
Printing and Publishing                            6.6%       12.4%
Leisure, Amusement and
  Entertainment                                    5.9%       11.1%
Healthcare, Education and
  Childcare                                        5.5%       10.3%
Chemicals, Plastics and Rubber                     5.4%       10.2%
Automobile                                         4.8%        9.0%
Containers, Packaging and
  Glass                                            4.0%        7.6%
Beverage, Food and Tobacco                         3.4%        6.5%
Radio and TV Broadcasting                          3.3%        6.2%

While we proactively manage the Trust's top exposures, we continue to maintain a high level of diversification of the portfolio across both issuer and industry lines. As of May 31, 2004, the average individual position accounted for approximately 0.25% of the Trust's total assets, while the average amount invested per industry amounted to approximately 2.44% of total assets.

                           TOP TEN SENIOR LOAN ISSUERS
                               AS OF MAY 31, 2004
                               AS A PERCENTAGE OF:

                                                  TOTAL       NET
                                                 ASSETS      ASSETS
                                                --------    --------
Nextel Finance Company                             3.3%        6.3%
Charter Communications
  Holdings, LLC                                    2.7%        5.2%
CNL Hospitality Partners, L.P.                     1.8%        3.4%
Dex Media West, LLC                                1.7%        3.1%
Metro-Goldwyn-Mayer Studios,
  Inc.                                             1.5%        2.9%
Century Cable Holdings, LLC                        1.2%        2.4%
Olympus Cable Holdings, LLC                        1.2%        2.3%
General Growth Properties                          1.2%        2.3%
Crown Castle Operating
  Company                                          1.1%        2.1%
Allegheny Energy Supply
  Company                                          1.1%        2.1%

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2004, the Trust had $450 million of "Aaa/AAA(2)" rated cumulative auction rate preferred shares outstanding, and $419 million of borrowings outstanding under $525 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 45.3% at

                              ING Prime Rate Trust
year end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

OUTLOOK

The combination of rising short-term rates and the expectation of a relatively stable credit environment has created unprecedented demand for the floating rate loan asset class. As a result, barring any unforeseen economic or geopolitical event, we expect the second half of the year to be at least as robust as the first. The downside to such technical strength, while limited in terms of immediate NAV volatility, continues to be the compression of borrowing spreads to historical lows, and in many cases, relaxed structural protections afforded to senior secured lenders (e.g., second lien and covenant-light loan facilities). Our strategy remains credit-focused; as in the past, we will continue to forfeit yield in order to maintain credit discipline. As with other market participants, we'll also stay keenly focused on the Federal Reserve as it determines the timing of future changes in interest rates. Given the ultra-short duration of floating rate loans, an upward move in short-term rates would prove positive for the Fund's distributable yield.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                       /s/ Daniel A. Norman

Jeffrey A. Bakalar                           Daniel A. Norman
SENIOR VICE PRESIDENT                        SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER                  CO-SENIOR PORTFOLIO MANAGER
ING INVESTMENT MANAGEMENT CO.                ING INVESTMENT MANAGEMENT CO.

ING Prime Rate Trust
July 26, 2004

(1) The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (In the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2) Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

                              ING Prime Rate Trust

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MAY 31, 2004
                            --------------------------------------------------------------------------------------------
                                                                                SINCE TRUST             SINCE INITIAL
                             1 YEAR     3 YEARS      5 YEARS    10 YEARS      INCEPTION(1)(2)        TRADING ON NYSE(3)
                            --------    --------    --------    --------    --------------------    --------------------
Based on Net Asset
  Value (NAV)                 13.13%       4.90%       3.82%       5.90%           6.86%                     --
Based on Market
  Value                       18.19%       7.91%       4.37%       6.55%             --                    7.08%
Credit Suisse
  First Boston
  Leveraged Loan
  Index                        8.29%       4.87%       4.83%       6.18%             --                    6.80%
S&P/LSTA Leveraged
  Loan Index(4)                7.58%       4.93%       5.07%         --              --                      --

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND
COMMISSIONS(5),(6),(7)

 (1) Inception Date -- May 12, 1988. Return since inception is not applicable since the Trust did not trade on the NYSE prior to March 9, 1992.
 (2) Reflects partial waiver of fees.
 (3) Initial Trading on NYSE -- March 9, 1992. Performance since inception for the index is shown from 03/01/92.
 (4) Performance since inception for the index is 5.32% from 1/1/97.
 (5) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.
 (6) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.
 (7) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TRUST'S PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE LOG ON TO www.ingfunds.com OR CALL (800) 992-0180 TO GET PERFORMANCE TO THE MOST RECENT MONTH END.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                              ING Prime Rate Trust

                          YIELDS AND DISTRIBUTION RATES

                                                NET ASSET                              AVERAGE                AVERAGE
                                              VALUE ("NAV")        MARKET             ANNUALIZED             ANNUALIZED
                                PRIME          30-DAY SEC        30-DAY SEC          DISTRIBUTION           DISTRIBUTION
   QUARTER ENDED                 RATE            YIELD(A)          YIELD(A)         RATE AT NAV(B)        RATE AT MARKET(B)
   ----------------------  ---------------   ---------------   ---------------   --------------------   --------------------
   May 31, 2004                  4.00%             5.83%             5.44%                5.62%                  5.17%
   February 29, 2004             4.00%             5.56%             5.20%                5.82%                  5.35%
   November 30, 2003             4.00%             6.51%             6.30%                5.83%                  5.68%
   August 31, 2003               4.00%             5.82%             5.45%                5.98%                  5.72%

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for investment companies.
(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

INDEX DESCRIPTIONS

THE S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

THE CREDIT SUISSE FIRST BOSTON LEVERAGED LOAN INDEX is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

                              ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2004 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,878,179,401)                     $  1,873,157,301
Cash                                                                               21,276,345
Receivables:
  Investment securities sold                                                       14,226,916
  Interest                                                                          8,780,568
  Other                                                                                95,810
Prepaid expenses                                                                      214,853
                                                                             ----------------
    Total assets                                                                1,917,751,793
                                                                             ----------------
LIABILITIES:
Notes payable                                                                     419,000,000
Payable for investments purchased                                                  27,360,378
Deferred arrangement fees on senior loans                                           3,199,903
Dividends payable - preferred shares                                                   43,875
Payable to affiliates                                                               1,658,807
Accrued trustees' fees                                                                 49,308
Other accrued expenses                                                              1,842,410
                                                                             ----------------
    Total liabilities                                                             453,154,681
                                                                             ----------------
Preferred shares, $25,000 stated value per share at liquidation
  value (18,000 shares outstanding)                                               450,000,000
                                                                             ----------------
NET ASSETS                                                                   $  1,014,597,112
                                                                             ================
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 137,821,394 shares of
  beneficial interest authorized and outstanding, no par value)              $           7.36

NET ASSETS CONSIST OF:
  Paid-in capital                                                            $  1,290,371,862
  Undistributed net investment income                                               9,372,635
  Accumulated net realized loss on investments                                   (280,125,285)
  Net unrealized depreciation of investments                                       (5,022,100)
                                                                             ----------------
  NET ASSETS                                                                 $  1,014,597,112
                                                                             ================

                  See Accompanying Notes to Financial Statement

                              ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                     $     20,967,401
Arrangement fees earned                                                               676,232
Dividends                                                                              15,337
Other                                                                                 545,646
                                                                             ----------------
    Total investment income                                                        22,204,616
                                                                             ----------------
EXPENSES:
Investment management fees                                                          3,597,102
Administration fees                                                                 1,124,094
Transfer agent and registrar fees                                                     186,608
Interest                                                                            1,280,690
Shareholder reporting expense                                                          37,340
Custodian fees                                                                        179,400
Professional fees                                                                     264,183
Preferred Shares - Dividend disbursing agent fees                                     295,945
Pricing expense                                                                         8,074
ICI fees                                                                               10,790
Postage expense                                                                        58,780
Trustees' fees                                                                         18,400
Miscellaneous expense                                                                  40,860
                                                                             ----------------
    Total expenses                                                                  7,102,266
                                                                             ----------------
Net investment income                                                              15,102,350
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain on investments                                                    2,168,656
Net change in value of investments                                                    148,464
                                                                             ----------------
    Net realized and unrealized gain on investments                                 2,317,120
                                                                             ----------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                                         (1,206,860)
                                                                             ----------------
Net increase in net assets resulting from operations                         $     16,212,610
                                                                             ================

                  See Accompanying Notes to Financial Statement

                              ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                          THREE MONTHS
                                                              ENDED           YEAR ENDED
                                                             MAY 31,         FEBRUARY 29,
                                                              2004               2004
                                                         ---------------   ---------------
FROM OPERATIONS:
Net investment income                                    $    15,102,350   $    64,881,220
Net realized gain (loss) on investments                        2,168,656       (45,502,509)
Change in value of investments                                   148,464       126,661,233
Distributions to preferred shareholders
  from net investment income                                  (1,206,860)       (5,199,537)
                                                         ---------------   ---------------
  Net increase in net assets
    resulting from operations                                 16,212,610       140,840,407
                                                         ---------------   ---------------
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                     (14,184,327)      (57,649,691)
                                                         ---------------   ---------------
Decrease in net assets from distributions
  to common shareholders                                     (14,184,327)      (57,649,691)
                                                         ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares                         2,063,350         4,364,604
Sales of shares in connection with shelf offering                180,038           386,779
                                                         ---------------   ---------------
Net increase from capital share transactions                   2,243,388         4,751,383
                                                         ---------------   ---------------
Net increase in net assets                                     4,271,671        87,942,099
                                                         ---------------   ---------------
NET ASSETS:
Beginning of period                                        1,010,325,441       922,383,342
                                                         ---------------   ---------------
End of period (including undistributed
  net investment income of $9,372,635
  and $9,661,472, respectively)                          $ 1,014,597,112   $ 1,010,325,441
                                                         ===============   ===============
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
  investments income                                             158,628           612,173
Shares sold in connection with shelf offering                     24,495            53,184
                                                         ---------------   ---------------
  Net increase in shares outstanding                             183,123           665,357
                                                         ===============   ===============

                  See Accompanying Notes to Financial Statement

                              ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2004 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest received                                                               $    18,148,626
  Dividends received                                                                       15,337
  Dividends paid to preferred shareholders                                             (1,230,264)
  Arrangement fee paid                                                                   (354,883)
  Other income received                                                                   543,153
  Interest paid                                                                        (1,280,690)
  Other operating expenses paid                                                        (5,335,203)
  Purchases of securities                                                            (595,134,226)
  Proceeds from sales of securities                                                   421,377,350
                                                                                  ---------------
    Net cash used in operating activities                                         $  (163,250,800)
                                                                                  ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid in cash to common shareholders                                       (12,120,977)
  Proceeds from shelf offerings                                                           180,038
  Net issuance of notes payable                                                       194,000,000
                                                                                  ---------------
    Net cash flows provided by financing activities                                   182,059,061
                                                                                  ---------------
  Net change in cash                                                                   18,808,261
  Cash at beginning of period                                                           2,468,084
                                                                                  ---------------
  Cash at end of period                                                           $    21,276,345
                                                                                  ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
  CASH USED IN OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                              $    16,212,610
                                                                                  ---------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
  Change in unrealized depreciation of securities                                        (148,464)
  Net accretion of discounts on securities                                             (1,777,495)
  Realized gain on sale of securities                                                  (2,168,656)
  Purchase of securities                                                             (595,134,226)
  Proceeds on sale of securities                                                      421,377,350
  Increase in other assets                                                                 (2,493)
  Increase in interest receivable                                                      (1,041,280)
  Increase in prepaid expenses                                                           (177,563)
  Decrease in deferred arrangement fees on senior loans                                (1,031,115)
  Decrease in preferred shareholder dividend payable                                      (23,404)
  Increase in affiliate payable                                                           274,389
  Increase in accrued trustees' fees                                                        7,106
  Increase in accrued expenses                                                            382,441
                                                                                  ---------------
  Total adjustments                                                                  (179,463,410)
                                                                                  ---------------
    Net cash used in operating activities                                         $  (163,250,800)
                                                                                  ===============
NON CASH FINANCING ACTIVITIES
  Reinvestment of dividends                                                       $     2,063,350

                 See Accompanying Notes to Financial Statement

                              ING PRIME RATE TRUST

FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

                                               THREE MONTHS
                                                   ENDED
                                                  MAY 31,                 YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                   2004      --------------------------------------------------------------
                                                (UNAUDITED)        2004         2003        2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year             $       7.34        6.73         7.20         8.09         8.95         9.24
Income from investment operations:
Net investment income                          $       0.11        0.46         0.50         0.74         0.88         0.79
Net realized and unrealized
  gain (loss) on investments                   $       0.02        0.61        (0.47)       (0.89)       (0.78)       (0.30)
                                               ------------  ----------   ----------   ----------  -----------   ----------
Total from investment operations               $       0.13        1.07         0.03        (0.15)        0.10         0.49
Distributions to Common Shareholders from net
  investment income                            $      (0.10)      (0.42)       (0.45)       (0.63)       (0.86)       (0.78)
Distribution to Preferred Shareholders         $      (0.01)      (0.04)       (0.05)       (0.11)       (0.06)          --
Reduction in net asset value from
  Preferred Shares offerings                   $         --          --           --           --        (0.04)          --
                                               ------------  ----------   ----------   ----------  -----------   ----------
Net asset value, end of year                   $       7.36        7.34         6.73         7.20         8.09         8.95
                                               ============  ==========   ==========   ==========  ===========   ==========
Closing market price at end of year            $       7.89        7.84         6.46         6.77         8.12         8.25
TOTAL INVESTMENT RETURN(1)
Total investment return at
  closing market price(2)                      %       2.01       28.77         2.53        (9.20)        9.10        (5.88)
Total investment return at net asset value(3)  %       1.63       15.72         0.44        (3.02)        0.19         5.67
RATIOS/SUPPLEMENTAL DATA
Net assets end of year (000's)                 $  1,014,597   1,010,325      922,383      985,982    1,107,432    1,217,339
Preferred Shares-Aggregate amount
  outstanding (000's)                          $    450,000     450,000      450,000      450,000      450,000           --
Liquidation and market value
  per share of Preferred Shares                $     25,000      25,000       25,000       25,000       25,000           --
Borrowings at end of year (000's)              $    419,000     225,000      167,000      282,000      510,000      484,000
Asset coverage per $1,000 of debt(4)           $      2,170       2,500        2,500        2,350        2,150        3,520
Average borrowings (000's)                     $    321,315     143,194      190,671      365,126      450,197      524,019
Ratios to average net assets
  including Preferred Shares(5)
  Expenses (before interest and other fees
    related to revolving credit facility)(6)   %       1.59        1.45         1.49         1.57         1.62           --
  Expenses(6)                                  %       1.94        1.65         1.81         2.54         3.97           --
  Net investment income(6)                     %       1.03        4.57         4.97         6.83         9.28           --
Ratios to average net assets plus borrowings
  Expenses (before interest and
    other fees related to
    revolving credit facility)(6)              %       1.75        1.84         1.82         1.66         1.31         1.00(7)
  Expenses(6)                                  %       2.10        2.09         2.23         2.70         3.21         2.79(7)
  Net investment income(6)                     %       4.48        5.82         6.10         7.24         7.50         6.12
Ratios to average net assets
  Expenses (before interest and other fees
    related to revolving credit facility)(6)   %       2.26        2.11         2.19         2.25         1.81         1.43(7)
  Expenses(6)                                  %       2.78        2.40         2.68         3.64         4.45         4.00(7)
  Net investment income(6)                     %       5.91        6.68         7.33         9.79        10.39         8.77
  Portfolio turnover rate                      %         24          87           48           53           46           71
  Common shares outstanding
    at end of period (000's)                        137,821     137,638      136,973      136,973      136,847      136,036

(1) Total investment return calculations are attributable to common shares.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4) Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(5) Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.
(6) Annualized for periods less than one year.
(7) Calculated on total expenses before impact on earnings credits.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the "33 Act"), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and asked quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

     The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2004, 97.60% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") or ING Investment Management Co. (formerly, "Aeltus Investment Management, Inc.")("INGIM" the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation and Proxy Voting Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal

                              ING Prime Rate Trust

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and asked price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust declares dividends monthly for net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

                              ING Prime Rate Trust

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. DIVIDEND REINVESTMENTS. Pursuant to the Trust's Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or
     (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 -- INVESTMENTS

For the three months ended May 31, 2004, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $599,935,714 and $420,421,285, respectively. At May 31, 2004, the Trust held senior loans valued at $1,828,496,834 representing 97.6% of its total investments. The market value of these assets is established as set forth in
Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

                              ING Prime Rate Trust

NOTE 3 -- INVESTMENTS (CONTINUED)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                               DATE OF          COST OR
                                                                             ACQUISITION     ASSIGNED BASIS
                                                                           ---------------  ---------------
Acterna, LLC -- Common Shares                                                 12/24/03      $     1,090,731
Allied Digital Technologies Corporation -- Residual Interest in
Bankruptcy Estate                                                             06/05/02              186,961
AM Cosmetics Corporation -- Liquidation Interest                              03/07/03                   50
Block Vision Holdings Corporation -- Common Shares                            09/30/02                   --
Boston Chicken, Inc. -- Residual Interest in Boston Chicken Plan Trust        12/26/00            6,728,959
Cedar Chemical -- Liquidation Interest                                        12/31/02                   --
Covenant Care, Inc. -- Warrants                                               12/22/95                   --
Covenant Care, Inc. -- Warrants                                               01/18/02                   --
Decision One Corporation -- Common Shares                                     06/16/00                   --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate        10/02/02                   30
Enginen Realty -- Common Shares                                               11/24/03                   --
Enterprise Profit Solutions -- Liquidation Interest                           10/21/02                   --
Euro United Corporation -- Residual Interest in Bankruptcy Estate             06/21/02            2,539,432
Exide Technologies -- Warrants                                                11/30/01                   --
Galey & Lord -- Common Shares                                                 03/31/04                   --
Gate Gourment Borrower, LLC -- Common Shares                                  12/04/03                   --
Gemini Leasing, Inc. -- Common Shares                                         01/08/04                   --
Grand Union Company -- Residual Interest in Bankruptcy Estate                 07/01/02                3,599
Holmes Group -- Common Shares                                                 05/26/04                   --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                     05/15/02                  100
IHDG Realty -- Common Shares                                                  05/02/01                    1
Imperial Home Decor Group, Inc. -- Common Shares                              05/02/01            1,654,378
Insilco Technologies -- Residual Interest in Bankruptcy Estate                05/02/03               21,140
Intera Group, Inc. -- Common Shares                                           11/29/02                   --
IT Group, Inc. -- Residual Interest in Bankruptcy Estate                      09/12/03              366,989
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                         06/05/02              147,443
Malden Mills Industries, Inc. -- Common Shares                                11/04/03                   --
Morris Material Handling, Inc. -- Common Shares                               10/09/01            3,009,059
MP Holdings, Inc. -- Common Shares                                            04/16/01                    6
Murray's Discount Auto Stores, Inc. -- Escrow                                 08/11/03              510,279
Neoplan USA Corporation -- Common Shares                                      08/29/03                   --
Neoplan USA Corporation -- Series B Preferred Shares                          08/29/03                   --
Neoplan USA Corporation -- Series C Preferred Shares                          08/29/03              428,603
Neoplan USA Corporation -- Series D Preferred Shares                          08/29/03            3,524,300
New Piper Aircraft -- Residual Interest in Litigation Proceeds                07/02/03                   --
New World Restaurant Group, Inc. -- Warrants                                  09/27/01                   40
Safelite Glass Corporation -- Common Shares                                   09/12/00                   --
Safelite Realty -- Common Shares                                              09/12/00                   --
Sarcom, Inc. -- Common Shares                                                 12/11/02                   --
Sarcom, Inc. -- Preferred Shares                                              12/11/02            2,782,654
Scientific Games Corporation -- Common Shares                                 10/30/03              554,457
Soho Publishing -- Common Shares                                              01/10/02                  133
Stellex Aerostructures, Inc. -- Common Shares                                 10/17/01              275,767
Targus Group, Inc. -- Common Shares                                           03/11/03                   --
Tartan Textile Services, Inc. -- Series D Preferred Shares                    07/16/01            2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                    07/16/01            2,333,852
Telinget, Inc. -- Common Shares                                               09/18/02                   --
Tembec, Inc. -- Common Shares                                                 01/08/02            1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                     01/09/03               80,459
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                   10/15/02                   --
U.S. Aggregates -- Residual Interest in Bankruptcy Estate                     04/07/03                   --
U.S. Office Products Company -- Residual Interest in Bankruptcy Estate        06/11/02                   --
                                                                                            ---------------
Total restricted securities excluding senior loans (market value of
  $29,175,576 was 2.9% of net assets at May 31, 2004)                                       $    29,910,019
                                                                                            ===============

                              ING Prime Rate Trust

NOTE 4 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of this Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a subadvisory agreement with INGIM, a wholly owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, INGIM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2004, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

                  ACCRUED INVESTMENT          ACCRUED
                   MANAGEMENT FEES      ADMINISTRATIVE FEES         TOTAL
                  ------------------    -------------------     ------------
                    $  1,263,853             $ 394,954          $  1,658,807

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 25, 2004 and a $435 million 364-day revolving securitization facility which matures on June 13, 2005, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2004, was $419 million. Weighted average interest rate on outstanding borrowings was 1.50%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 21.84% of total assets at May 31, 2004. Average borrowings for the three months ended May 31, 2004 were $321,315,217 and the average annualized interest rate was 1.47% excluding other fees related to the unused portion of the facilities, and other fees.

                              ING Prime Rate Trust

As of May 31, 2004, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Allied Waste North America, Inc.          $     1,402,800
Apria Healthcare Group, Inc.                    2,000,000
Block Vision Holdings Corporation                 118,771
Cincinnati Bell, Inc.                           2,970,838
Davita, Inc.                                    3,000,000
Envirosolutions, Inc.                           1,363,636
Federal -Mogul Corporation                        438,518
Fleming Companies, Inc.                           593,411
Geo Specialty Chemicals, Inc.                     670,000
Georgia-Pacific Corporation                    16,703,111
Green-Valley Ranch Gaming, LLC                  1,000,000
IESI Corporation                                1,049,375
Lyondell-Citgo Refining, L.P.                   9,000,000
Neoplan USA Corporation                           315,000
Nextel Finance Company                    $     5,952,591
Nutrasweet Acquisition Corporation                425,025
Outsourcing Solutions, Inc.                        63,692
Owens-Illinois Group, Inc.                      7,000,000
Peabody Energy Corporation                      2,500,000
Pinnacle Entertainment                          1,050,525
Ply Gem Industries                              1,045,455
Primedia Inc.                                   6,893,570
Saguaro Utility Group                           3,500,000
SBA Senior Finance, Inc.                        1,115,385
Six Flags Theme Parks, Inc.                     2,700,000
United Defense Industries, Inc.                 3,000,000
United Industries Corporation                   1,280,000
                                          ---------------
                                          $    77,151,703
                                          ===============

NOTE 7 -- RIGHTS AND OTHER OFFERINGS

As of May 31, 2004, outstanding share offerings pursuant to shelf registrations were as follows:

              REGISTRATION          SHARES              SHARES
                  DATE            REGISTERED          REMAINING
              ------------        ----------          ----------
                9/15/98           25,000,000          19,089,760
                3/04/99            5,000,000           3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 8 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three months ended May 31, 2004.

NOTE 9 -- SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of May 31, 2004, the Trust held 0.79% of its total assets in subordinated loans and unsecured loans.

                              ING Prime Rate Trust

NOTE 10 -- FEDERAL INCOME TAXES

The tax composition of dividends and distributions to shareholders for the three months ended May 31, 2004 and year ended February 29, 2004 were as follows:

                 THREE MONTHS ENDED MAY 31, 2004         YEAR ENDED FEBRUARY 29, 2004
                 -------------------------------         ----------------------------

                       ORDINARY INCOME                         ORDINARY INCOME
                       ---------------                         ---------------
                        $  15,391,187                           $  62,849,228

NOTE 11 -- SUBSEQUENT EVENTS

Subsequent to May 31, 2004, the Trust paid to Common Shareholders the following dividends from net investment income:

          PER SHARE AMOUNT    DECLARATION DATE       RECORD DATE       PAYABLE DATE
          ----------------    ----------------       -----------       ------------
             $  0.035             5/28/04              6/10/04           6/22/04
                0.035             6/30/04              7/12/04           7/22/04

Subsequent to May 31, 2004, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                     TOTAL
  PREFERRED        PER SHARE           AUCTION                RECORD                  PAYABLE
   SHARES            AMOUNT             DATES                  DATES                   DATES
  ---------        ---------     --------------------   --------------------    --------------------
  Series M         $  38.83      06/07/04 to 07/12/04   06/14/04 to 07/19/04    06/15/04 to 07/20/04
  Series T         $  40.06      06/01/04 to 07/06/04   06/08/04 to 07/13/04    06/09/04 to 07/14/04
  Series W         $  38.46      06/02/04 to 07/07/04   06/09/04 to 07/14/04    06/10/04 to 07/15/04
  Series Th        $  40.04      06/03/04 to 07/08/04   06/10/04 to 07/15/04    06/14/04 to 07/16/04
  Series F         $  39.74      06/04/04 to 07/09/04   06/11/04 to 07/16/04    06/14/04 to 07/19/04

                              ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2004 (Unaudited)

SENIOR LOANS*: 180.2%

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 2.0%
                           ALLIANT TECHSYSTEMS, INC.                                   Ba2        BB
     $   2,000,000         Term Loan, maturing March 31, 2011                                           $      2,016,250
                           ARINC, INC.                                                 Ba3        BB
         1,000,000         Term Loan, maturing March 10, 2011                                                  1,011,875
                           PIEDMONT AVIATION SERVICES                                  NR         NR
         4,504,706         Term Loan, maturing July 23, 2006                                                   4,459,659
         4,504,706         Term Loan, maturing July 23, 2007                                                   4,459,659
                           TRANSDIGM, INC.                                             B1         B+
         1,995,000         Term Loan, maturing July 22, 2010                                                   2,011,834
                           UNITED DEFENSE INDUSTRIES, INC.                             Ba2        BB
         6,139,810         Term Loan, maturing August 13, 2009                                                 6,194,632
                                                                                                        ----------------
                                                                                                              20,153,909
                                                                                                        ----------------
AUTOMOBILE: 9.0%
                           AFTERMARKET TECHNOLOGY CORPORATION                          Ba3        BB-
           958,622         Term Loan, maturing February 08, 2008                                                 961,960
         1,318,154         Term Loan, maturing February 08, 2008                                               1,324,745
                           COLLINS & AIKMAN PRODUCTS                                   B1         B+
         1,298,246         Term Loan, maturing December 31, 2005                                               1,312,851
                           DURA OPERATING CORPORATION                                  Ba3        BB
         3,144,000         Term Loan, maturing December 31, 2008                                               3,170,529
                     (2)   FEDERAL-MOGUL CORPORATION                                   Ca         NR
         8,502,361         Revolver, maturing February 24, 2004                                                7,822,172
         5,059,121         Term Loan, maturing February 24, 2004                                               4,659,137
         7,500,000         Term Loan, maturing February 24, 2005                                               6,907,035
                           GOODYEAR TIRE & RUBBER COMPANY                              B1         BB
         5,500,000         Term Loan, maturing March 31, 2006                                                  5,564,169
                           GOODYEAR TIRE & RUBBER COMPANY                              B2          B
         1,500,000         Term Loan, maturing March 31, 2006                                                  1,507,500
                           GUILFORD MILLS, INC.                                        B2         B+
         3,000,000         Term Loan, maturing May 31, 2010                                                    2,992,500
                           HLI OPERATING COMPANY, INC.                                 Ba3        BB-
         4,784,722         Term Loan, maturing June 03, 2009                                                   4,859,483
                           KEYSTONE AUTOMOTIVE INDUSTRIES, INC.                        B1         B+
         1,454,348         Term Loan, maturing October 30, 2009                                                1,472,527
                           MERIDIAN AUTOMOTIVE SYSTEMS, INC.                           B2         B+
         2,000,000         Term Loan, maturing April 28, 2010                                                  2,000,000
                           METALDYNE COMPANY, LLC                                      B2         BB-
         3,401,703         Term Loan, maturing December 31, 2009                                               3,411,058
                           PLASTECH, INC.                                              Ba3        BB-
         2,000,000         Term Loan, maturing February 12, 2010                                               2,029,166
                           RJ TOWER CORPORATION                                        B1         B+
         6,000,000         Term Loan, maturing May 21, 2009                                                    6,037,500
                           SAFELITE GLASS CORPORATION                                  B3         B+
         6,729,690         Term Loan, maturing September 30, 2007                                              6,578,272
        10,823,607         Term Loan, maturing September 30, 2007                                             10,580,076

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE: (CONTINUED)
                           TENNECO AUTOMOTIVE, INC.                                    B1         B+
     $   2,064,825         Term Loan, maturing December 12, 2010                                        $      2,098,808
                           TRANSPORTATION TECHNOLOGIES INDUSTRIES, INC.                B2          B
         2,500,000         Term Loan, maturing March 14, 2009                                                  2,520,833
                           TRW AUTOMOTIVE ACQUISITIONS CORPORATION                     Ba2        BB+
         1,600,000         Term Loan, maturing February 28, 2009                                               1,610,501
         9,913,043         Term Loan, maturing February 28, 2011                                              10,070,591
                           UNITED COMPONENTS, INC.                                     B1         BB-
         2,998,333         Term Loan, maturing June 30, 2010                                                   3,043,308
                                                                                                        ----------------
                                                                                                              92,534,720
                                                                                                        ----------------
BANKING: 0.1%
                           OUTSOURCING SOLUTIONS, INC.                                 NR         NR
             2,978         Revolver, maturing December 09, 2008                                                    2,918
         1,426,801         Term Loan, maturing December 09, 2008                                               1,398,265
                                                                                                        ----------------
                                                                                                               1,401,183
                                                                                                        ----------------
BEVERAGE, FOOD AND TOBACCO: 6.5%
                           B & G FOODS, INC.                                           B1          B
         1,492,500         Term Loan, maturing August 31, 2009                                                 1,503,694
                           BIRDS EYE FOODS, INC.                                       B1         B+
         6,567,369         Term Loan, maturing June 30, 2008                                                   6,650,486
                           COMMONWEALTH BRANDS, INC.                                   Ba3        BB-
         5,954,000         Term Loan, maturing August 28, 2007                                                 6,020,983
                           CONSTELLATION BRANDS, INC.                                  Ba1        BB
         5,250,000         Term Loan, maturing November 30, 2008                                               5,328,750
                           DEAN FOODS COMPANY                                          Ba1        BB+
         4,437,500         Term Loan, maturing July 15, 2007                                                   4,469,397
        13,453,532         Term Loan, maturing July 15, 2008                                                  13,612,647
                           DEL MONTE CORPORATION                                       Ba3        BB-
         3,195,840         Term Loan, maturing December 20, 2010                                               3,241,282
                           DR. PEPPER BOTTLING COMPANY OF TEXAS                        B1         BB-
         3,880,411         Term Loan, maturing December 19, 2010                                               3,939,223
                           DS WATERS ENTERPRISES, L.P.                                 B1         B+
         2,481,250         Term Loan, maturing November 07, 2009                                               2,477,374
                     (2)   FLEMING COMPANIES, INC.                                     B3          D
           455,428         Revolver, maturing June 18, 2007                                                      452,771
                           GOLDEN STATE FOODS CORPORATION                              B1         B+
         4,000,000         Term Loan, maturing February 28, 2011                                               4,027,500
                           INTERSTATE BRANDS CORPORATION                               B1        CCC+
           934,069         Term Loan, maturing July 19, 2007                                                     914,512
         2,478,693         Term Loan, maturing July 19, 2007                                                   2,429,506
                           MAFCO WORLDWIDE CORPORATION                                 B1          B
           980,098         Term Loan, maturing March 31, 2006                                                    970,297
                           MICHAEL FOODS, INC.                                         B1         B+
         3,980,000         Term Loan, maturing November 21, 2010                                               4,038,458

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO: (CONTINUED)
                           PINNACLE FOODS CORPORATION                                  B1         BB-
     $   2,339,450         Term Loan, maturing November 25, 2010                                        $      2,365,769
           660,550         Term Loan, maturing November 25, 2010                                                 667,981
                           SOUTHERN WINE & SPIRITS OF AMERICA, INC.                    Ba3        BB+
         2,959,991         Term Loan, maturing July 02, 2008                                                   2,995,141
                                                                                                        ----------------
                                                                                                              66,105,770
                                                                                                        ----------------
BUILDINGS AND REAL ESTATE: 5.8%
                           ASSOCIATED MATERIALS, INC.                                  Ba3        B+
         1,473,684         Term Loan, maturing August 02, 2010                                                 1,492,105
                           ATRIUM COMPANIES, INC.                                      B1         B+
         2,992,500         Term Loan, maturing December 10, 2008                                               3,033,647
                           BUILDERS FIRSTSOURCE, INC.                                  B1         B+
         4,000,000         Term Loan, maturing February 25, 2010                                               4,040,000
                           BUILDING MATERIALS HOLDING CORPORATION                      Ba2        BB-
         1,985,000         Term Loan, maturing August 21, 2010                                                 1,992,444
                           CRESCENT REAL ESTATE EQUITIES, L.P.                         B1         BB+
         3,500,000         Term Loan, maturing January 12, 2006                                                3,532,813
                           DMB NEWCO, LLC                                              NR         NR
         8,208,810         Term Loan, maturing February 28, 2009                                               8,229,332
                           GENERAL GROWTH PROPERTIES                                   Ba1       BBB-
         5,925,000         Term Loan, maturing April 16, 2006                                                  5,962,031
        16,762,500         Term Loan, maturing April 16, 2006                                                 16,867,266
                           MACERICH PARTNERSHIP, L.P.                                  Ba2        NR
         4,723,200         Term Loan, maturing July 26, 2005                                                   4,746,816
                           PLY GEM INDUSTRIES                                          B1         B+
           204,545         Revolver, maturing February 12, 2009                                                  198,409
           750,000         Term Loan, maturing March 15, 2010                                                    750,938
         4,250,000         Term Loan, maturing October 01, 2011                                                4,250,000
                           ST. MARYS CEMENT, INC.                                      B1         BB-
         2,992,500         Term Loan, maturing December 04, 2009                                               3,038,324
                           WERNER HOLDINGS COMPANY, INC.                               B1          B
           958,333         Term Loan, maturing June 11, 2009                                                     931,380
                                                                                                        ----------------
                                                                                                              59,065,503
                                                                                                        ----------------
CABLE TELEVISION: 17.0%
                     (2)   ADELPHIA COMMUNICATIONS CORPORATION                         NR         BBB
         2,956,684         Debtor in Possession Term Loan,
                           maturing March 31, 2005                                                             2,970,852
                           ATLANTIC BROADBAND FINANCE, LLC                             B2          B
         2,000,000         Term Loan, maturing September 01, 2011                                              2,024,376
                           BRESNAN COMMUNICATIONS, LLC                                 B1         BB-
         5,000,000         Term Loan, maturing December 31, 2007                                               5,052,500
                           CEBRIDGE CONNECTIONS, INC.                                  NR         NR
         4,500,000         Term Loan, maturing February 04, 2009                                               4,466,250
         1,500,000         Term Loan, maturing February 23, 2009                                               1,503,750

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION: (CONTINUED)
                     (2)   CENTURY CABLE HOLDINGS, LLC                                Caa1        NR
     $   1,230,000         Revolver, maturing March 31, 2009                                            $      1,186,566
        18,357,940         Term Loan, maturing June 30, 2009                                                  17,879,863
         5,000,000         Term Loan, maturing December 31, 2009                                               4,851,250
                           CHARTER COMMUNICATIONS HOLDINGS, LLC                        B2          B
        53,000,000         Term Loan, maturing April 27, 2011                                                 52,440,161
                     (2)   FRONTIERVISION OPERATING PARTNERS, L.P.                     B2         NR
         4,546,959         Revolver, maturing October 31, 2005                                                 4,541,275
                     (2)   HILTON HEAD COMMUNICATIONS, L.P.                           Caa1        NR
         7,000,000         Revolver, maturing September 30, 2007                                               6,741,000
         6,500,000         Term Loan, maturing March 31, 2008                                                  6,266,000
                           INSIGHT MIDWEST HOLDINGS, LLC                               Ba3        BB+
         1,940,000         Term Loan, maturing June 30, 2009                                                   1,936,363
         1,995,000         Term Loan, maturing December 31, 2009                                               2,016,197
        16,458,750         Term Loan, maturing December 31, 2009                                              16,633,624
                           MCC IOWA, LLC                                               Ba3        BB+
         1,500,000         Term Loan, maturing March 31, 2010                                                  1,496,484
        16,000,000         Term Loan, maturing September 30, 2010                                             16,202,000
                     (2)   OLYMPUS CABLE HOLDINGS, LLC                                 B2         NR
         5,000,000         Term Loan, maturing June 30, 2010                                                   4,843,305
        19,250,000         Term Loan, maturing September 30, 2010                                             18,756,719
                           PERSONA COMMUNICATIONS, INC.                                B2         B+
         1,000,000         Term Loan, maturing May 31, 2011                                                    1,007,813
                                                                                                        ----------------
                                                                                                             172,816,348
                                                                                                        ----------------
CARGO TRANSPORT: 3.1%
                     (2)   AMERICAN COMMERCIAL LINES, LLC                             Caa1         D
         1,258,356         Term Loan, maturing June 30, 2006                                                   1,168,698
         1,804,934         Term Loan, maturing June 30, 2007                                                   1,676,332
                     (2)   AMERICAN COMMERCIAL LINES, LLC                              Ba3        NR
           689,870         Debtor in Possession Term Loan,
                           maturing July 31, 2004                                                                688,145
                           ATLANTIC EXPRESS TRANSPORT                                  B3          B
         6,000,000         Floating Rate Note, maturing April 15, 2008                                         5,970,000
                           BAKER TANKS, INC.                                           B1         B+
           997,500         Term Loan, maturing January 30, 2011                                                1,002,176
                           CSX/HORIZON LINES, LLC                                      Ba3        BB-
         1,569,048         Term Loan, maturing February 27, 2009                                               1,576,239
                           GEMINI LEASING, INC.                                        NR         NR
         1,972,274         Term Loan, maturing December 31, 2011                                               1,577,819
                           NEOPLAN USA CORPORATION                                     NR         NR
         1,935,000         Revolver, maturing June 30, 2006                                                    1,935,000
         5,401,295         Term Loan, maturing June 30, 2006                                                   5,401,295
                           PACER INTERNATIONAL, INC.                                   B1         BB-
         2,282,353         Term Loan, maturing June 10, 2010                                                   2,313,735

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: (CONTINUED)
                           TEREX CORPORATION                                           B1         BB-
     $   1,960,075         Term Loan, maturing December 31, 2009                                        $      1,971,345
         1,411,524         Term Loan, maturing July 03, 2009                                                   1,418,935
                           UNITED STATES SHIPPING, LLC                                 Ba2        BB
         3,500,000         Term Loan, maturing April 14, 2010                                                  3,530,625
                           YELLOW ROADWAY CORPORATION                                 Baa3        BBB
         1,168,831         Term Loan, maturing June 11, 2008                                                   1,177,597
                                                                                                        ----------------
                                                                                                              31,407,943
                                                                                                        ----------------
CELLULAR COMMUNICATIONS: 12.8%
                           AIRGATE PCS, INC.                                           B2        CCC+
           696,750         Term Loan, maturing June 06, 2007                                                     693,847
         9,890,932         Term Loan, maturing September 30, 2008                                              9,849,716
                           CELLULAR SOUTH, INC.                                        Ba3        B+
         2,000,000         Term Loan, maturing May 04, 2011                                                    2,011,250
                           CENTENNIAL CELLULAR OPERATING COMPANY                       B2         B-
         9,980,000         Term Loan, maturing February 09, 2011                                               9,997,675
                           DOBSON CELLULAR SYSTEMS, INC.                               B1         B-
         5,463,747         Term Loan, maturing March 31, 2010                                                  5,460,332
                           INDEPENDENT WIRELESS ONE CORPORATION                       Caa1        NR
         3,304,714   (3)   Term Loan, maturing December 20, 2007                                               3,201,442
        10,912,873   (3)   Term Loan, maturing June 20, 2008                                                  10,571,846
                           MICROCELL TELECOMMUNICATIONS, INC.                          B3         B-
         7,000,000         Term Loan, maturing July 15, 2011                                                   7,030,625
                           MICROCELL TELECOMMUNICATIONS, INC.                         Caa2       CCC-
         1,000,000         Term Loan, maturing February 15, 2011                                               1,025,000
                           NEXTEL FINANCE COMPANY                                      Ba2        BBB
           595,773         Revolver, maturing December 31, 2007                                                  590,963
        34,578,424         Term Loan, maturing December 31, 2007                                              34,470,366
        28,932,500         Term Loan, maturing December 15, 2010                                              29,180,480
                           NEXTEL PARTNERS OPERATING CORPORATION                       B1         B+
         8,000,000         Term Loan, maturing May 31, 2011                                                    8,073,752
                           RURAL CELLULAR CORPORATION                                  B2         B-
         2,500,000         Floating Rate Note, maturing March 15, 2010                                         2,550,000
                           US UNWIRED, INC.                                            B2        CCC-
         2,457,145         Term Loan, maturing September 30, 2007                                              2,379,335
         2,681,083         Term Loan, maturing March 31, 2008                                                  2,596,181
                                                                                                        ----------------
                                                                                                             129,682,810
                                                                                                        ----------------
CHEMICALS, PLASTICS AND RUBBER: 10.2%
                           ACADIA ELASTOMERS CORPORATION                               NR         NR
         8,430,657         Term Loan, maturing March 31, 2004                                                  8,009,124
                           BRENNTAG AG                                                 B1         BB-
         4,000,000         Term Loan, maturing December 09, 2011                                               4,030,000
                           CP KELCO APS                                                B3          B
         2,492,576         Term Loan, maturing March 31, 2008                                                  2,512,310
           810,798         Term Loan, maturing September 30, 2008                                                816,372

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER: (CONTINUED)
                           FMC CORPORATION                                             Ba1       BBB-
     $   3,887,824         Term Loan, maturing October 21, 2007                                         $      3,938,852
                     (2)   GEO SPECIALTY CHEMICALS, INC.                              Caa1         D
         1,740,101         Term Loan, maturing December 31, 2007                                               1,613,944
                           HERCULES, INC.                                              Ba1        BB
         9,325,000         Term Loan, maturing October 08, 2010                                                9,456,137
                           HUNTSMAN INTERNATIONAL, LLC                                 B1          B
         5,624,593         Term Loan, maturing June 30, 2007                                                   5,653,593
         5,624,593         Term Loan, maturing June 30, 2008                                                   5,653,593
                           HUNTSMAN, LLC                                               B2          B
         7,372,482         Term Loan, maturing March 31, 2007                                                  7,315,869
         5,565,110         Term Loan, maturing March 31, 2007                                                  5,525,358
                           JOHNSONDIVERSEY, INC.                                       Ba3        BB-
         3,203,601         Term Loan, maturing November 03, 2009                                               3,244,649
                           KRATON POLYMERS                                             B1         BB-
         2,991,667         Term Loan, maturing December 23, 2010                                               3,026,571
                           NALCO COMPANY                                               B1         BB-
        17,331,923         Term Loan, maturing November 04, 2010                                              17,400,523
                           NOVEON, INC.                                                B1         BB-
         7,862,146         Term Loan, maturing December 31, 2009                                               7,894,090
                           NUTRASWEET ACQUISITION CORPORATION                          Ba3        NR
            47,225         Revolver, maturing May 24, 2005                                                        45,100
           281,567         Term Loan, maturing May 24, 2005                                                      268,896
           207,979         Term Loan, maturing June 30, 2006                                                     208,499
         2,868,590         Term Loan, maturing May 25, 2009                                                    2,839,904
                           POLYPORE, INC.                                              B1         B+
        10,000,000         Term Loan, maturing November 12, 2011                                              10,112,500
                           ROCKWOOD SPECIALTIES GROUP, INC.                            B1         B+
         3,980,000         Term Loan, maturing July 23, 2010                                                   4,012,338
                                                                                                        ----------------
                                                                                                             103,578,222
                                                                                                        ----------------
CONTAINERS, PACKAGING AND GLASS: 7.6%
                           BERRY PLASTICS CORPORATION                                  B1         B+
         1,000,000         Term Loan, maturing July 22, 2010                                                   1,010,000
         2,842,357         Term Loan, maturing July 22, 2010                                                   2,880,553
                           CONSTAR INTERNATIONAL, INC.                                 B2         BB-
         2,457,525         Term Loan, maturing November 20, 2009                                               2,487,091
                           CROWN CORK & SEAL COMPANY, INC.                             Ba3        BB-
         3,325,000         Term Loan, maturing September 15, 2008                                              3,371,237
                           GRAPHIC PACKAGING INTERNATIONAL, INC.                       B1         B+
        14,925,000         Term Loan, maturing August 09, 2010                                                15,131,771
                           GREIF BROS. CORPORATION                                     Ba3        BB
         2,198,625         Term Loan, maturing August 23, 2009                                                 2,217,863
                           IMPAXX, INC.                                                NR         NR
         2,754,865         Term Loan, maturing April 30, 2005                                                  2,272,477
                           JEFFERSON SMURFIT CORPORATION                               Ba3        B+
         1,647,273         Term Loan, maturing March 31, 2007                                                  1,665,187

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS: (CONTINUED)
                           KERR GROUP, INC.                                            B1         BB-
     $   2,423,692         Term Loan, maturing August 13, 2010                                          $      2,442,248
                           KOCH CELLULOSE                                              B1         BB
         1,812,680         Term Loan, maturing May 07, 2011                                                    1,823,444
                     (2)   LINCOLN PULP & EASTERN FINE                                 NR         NR
            61,520   (3)   Term Loan, maturing December 31, 2001                                                  12,919
           112,339   (3)   Term Loan, maturing August 25, 2004                                                   112,339
        13,849,995   (3)   Term Loan, maturing August 31, 2004                                                 2,908,499
                           OWENS-ILLINOIS GROUP, INC.                                  B1         BB-
        12,000,000         Term Loan, maturing April 01, 2008                                                 12,063,216
                           SILGAN HOLDINGS, INC.                                       Ba3        BB
         5,929,950         Term Loan, maturing November 30, 2008                                               6,008,706
                           SMURFIT-STONE CONTAINER CANADA, INC.                        Ba3        B+
         1,204,111         Term Loan, maturing June 30, 2009                                                   1,216,905
                           SOLO CUP, INC.                                              B1         B+
         9,476,250         Term Loan, maturing February 27, 2011                                               9,612,471
                           STONE CONTAINER CORPORATION                                 Ba3        B+
         9,290,454         Term Loan, maturing June 30, 2009                                                   9,373,195
                           TEKNI-PLEX, INC.                                            B1         B+
           253,713         Term Loan, maturing June 21, 2008                                                     255,193
                                                                                                        ----------------
                                                                                                              76,865,314
                                                                                                        ----------------
DATA AND INTERNET SERVICES: 0.1%
                           McLEODUSA, INC.                                            Caa2        NR
         1,319,441         Term Loan, maturing May 30, 2008                                                      724,868
                                                                                                        ----------------
                                                                                                                 724,868
                                                                                                        ----------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 4.6%
                           BRAND SERVICES, INC.                                        B1         B+
         3,181,544         Term Loan, maturing October 16, 2009                                                3,202,755
                           DRESSER, INC.                                               Ba3        BB-
         3,092,429         Term Loan, maturing April 10, 2009                                                  3,135,918
                           FLOWSERVE CORPORATION                                       Ba3        BB-
         1,208,163         Term Loan, maturing June 30, 2006                                                   1,214,455
         3,840,150         Term Loan, maturing June 30, 2009                                                   3,887,192
                           MUELLER GROUP, INC.                                         B2         B+
         9,633,028         Term Loan, maturing April 23, 2011                                                  9,705,276
                           NORCROSS SAFETY PRODUCTS, LLC                               B1         B+
           949,038         Term Loan, maturing March 20, 2009                                                    958,528
                           RLC INDUSTRIES COMPANY                                      B1         BB+
         1,995,000         Term Loan, maturing February 26, 2010                                               2,009,963
                           ROPER INDUSTRIES, INC.                                      Ba2        BB+
         3,308,125         Term Loan, maturing December 29, 2008                                               3,356,715
                           SENSUS METERING SYSTEMS, INC.                               B2         B+
         1,734,783         Term Loan, maturing December 17, 2010                                               1,749,602
           260,217         Term Loan, maturing December 17, 2010                                                 262,440
                           SPX CORPORATION                                             Ba2       BBB-
        11,473,481         Term Loan, maturing September 30, 2009                                             11,616,900

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: (CONTINUED)
                           UNITED PET GROUP                                            NR         NR
     $   5,648,685         Term Loan, maturing March 31, 2006                                           $      5,662,807
                                                                                                        ----------------
                                                                                                              46,762,549
                                                                                                        ----------------
DIVERSIFIED/CONGLOMERATE SERVICE: 2.0%
                           AMERCO, INC.                                                NR         BB
         9,983,334         Term Loan, maturing February 27, 2009                                              10,226,678
                           IRON MOUNTAIN, INC.                                         B1         BB-
         1,500,000         Term Loan, maturing April 02, 2009                                                  1,517,813
                           RELIZON COMPANY                                             B1         BB-
         4,306,476         Term Loan, maturing February 20, 2011                                               4,322,625
                           US INVESTIGATIONS SERVICES, LLC                             B1         BB-
         4,109,445         Term Loan, maturing December 31, 2008                                               4,106,877
                                                                                                        ----------------
                                                                                                              20,173,992
                                                                                                        ----------------
DIVERSFIED/NATURAL RESOURCES, METALS AND MINERALS: 0.2%
                           GEORGIA-PACIFIC CORPORATION                                 Ba2        BB+
         2,296,889         Revolver, maturing November 03, 2005                                                2,288,995
                                                                                                        ----------------
                                                                                                               2,288,995
                                                                                                        ----------------
ECOLOGICAL: 2.0%
                           ALLIED WASTE NORTH AMERICA, INC.                            Ba3        BB
            97,200         Revolver, maturing June 30, 2010                                                       96,095
         7,572,321         Term Loan, maturing January 15, 2010                                                7,685,565
         2,000,000         Term Loan, maturing January 15, 2010                                                2,031,876
         1,000,000         Term Loan, maturing January 15, 2010                                                1,013,625
                           ENVIROSOLUTIONS, INC.                                       NR         NR
         3,559,091         Term Loan, maturing March 01, 2009                                                  3,559,091
            77,273         Term Loan, maturing March 31, 2009                                                     77,273
                           GREAT LAKES DREDGE & DOCK CORPORATION                       B1          B
         1,917,081         Term Loan, maturing December 22, 2010                                               1,936,252
                           IESI COPRORATION                                            B1         B+
           200,625         Revolver, maturing September 30, 2008                                                 198,117
           995,000         Term Loan, maturing September 30, 2010                                              1,007,438
                           WASTE CONNECTIONS, INC.                                     Ba2        BB+
         3,000,000         Term Loan, maturing October 22, 2010                                                3,018,750
                                                                                                        ----------------
                                                                                                              20,624,082
                                                                                                        ----------------
ELECTRONICS: 1.3%
                           ACTERNA, LLC                                                NR         NR
           670,332         Term Loan, maturing October 14, 2008                                                  670,332
                           ANTEON CORPORATION                                          Ba3        BB
           997,500         Term Loan, maturing December 31, 2010                                               1,006,644
                           DECISION ONE CORPORATION                                    B3         CCC
         1,744,352         Term Loan, maturing April 18, 2005                                                  1,133,829
         8,796,660         Term Loan, maturing April 18, 2005                                                  5,717,829
                           INVENSYS INTERNATIONAL HOLDINGS LIMITED                     Ba3        B+
         2,000,000         Term Loan, maturing September 05, 2009                                              2,020,000
                           KNOWLES ELECTRONICS, INC.                                   B3         B-
         2,121,197         Term Loan, maturing June 29, 2007                                                   2,130,918

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONICS: (CONTINUED)
                           SARCOM, INC.                                                NR         NR
     $     978,578         Term Loan, maturing June 30, 2007                                            $        479,503
                                                                                                        ----------------
                                                                                                              13,159,056
                                                                                                        ----------------
FARMING AND AGRICULTURE: 1.5%
                           AGCO CORPORATION                                            Ba1        BB+
         4,628,333         Term Loan, maturing January 31, 2006                                                4,697,758
                           SCOTTS COMPANY                                              Ba1        BB
         2,997,000         Term Loan, maturing September 30, 2010                                              3,037,741
                           UNITED INDUSTRIES CORPORATION                               B1         B+
           720,000         Revolver, maturing April 30, 2010                                                     709,200
         7,000,000         Term Loan, maturing April 29, 2011                                                  7,091,875
                                                                                                        ----------------
                                                                                                              15,536,574
                                                                                                        ----------------
FINANCE: 0.5%
                           RENT-A-CENTER, INC.                                         Ba2        BB+
         4,962,500         Term Loan, maturing May 28, 2009                                                    5,027,633
                                                                                                        ----------------
                                                                                                               5,027,633
                                                                                                        ----------------
GAMING: 4.3%
                     (2)   ALADDIN GAMING, LLC                                        Caa1        NR
         3,869,336   (3)   Term Loan, maturing August 26, 2006                                                 3,701,666
        10,377,506   (3)   Term Loan, maturing February 26, 2008                                               9,927,818
                           ALLIANCE GAMING CORPORATION                                 B1         BB-
         8,000,000         Term Loan, maturing September 04, 2009                                              8,090,000
                           AMERISTAR CASINOS, INC.                                     Ba3        BB-
         2,762,195         Term Loan, maturing December 20, 2006                                               2,793,270
                           ARGOSY GAMING COMPANY                                       Ba2        BB
         4,376,250         Term Loan, maturing July 31, 2008                                                   4,414,542
                           GLOBAL CASH ACCESS, LLC                                     B2         B+
         3,000,000         Term Loan, maturing March 10, 2010                                                  3,037,500
                           GREEN VALLEY RANCH GAMING, LLC                              B1         B+
         1,995,000         Term Loan, maturing December 22, 2010                                               2,017,444
                           ISLE OF CAPRI CASINOS, INC.                                 Ba2        BB-
         2,165,418         Term Loan, maturing April 26, 2008                                                  2,190,940
                           PENN NATIONAL GAMING                                        Ba3        BB-
         2,211,922         Term Loan, maturing September 01, 2007                                              2,244,548
                           PINNACLE ENTERTAINMENT                                      B1         B+
         2,286,667         Term Loan, maturing December 17, 2009                                               2,316,680
                           UNITED AUBURN INDIAN COMMUNITY                              Ba3        BB-
         3,069,498         Term Loan, maturing January 24, 2009                                                3,084,845
                                                                                                        ----------------
                                                                                                              43,819,252
                                                                                                        ----------------
GROCERY: 0.3%
                           GIANT EAGLE, INC.                                           Ba2        BB+
         1,909,667         Term Loan, maturing August 02, 2009                                                 1,938,312
         1,041,960         Term Loan, maturing August 06, 2009                                                 1,054,659
                                                                                                        ----------------
                                                                                                               2,992,971
                                                                                                        ----------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: 10.3%
                           ALARIS MEDICAL SYSTEMS, INC.                                Ba3        BB
     $   1,997,908         Term Loan, maturing June 30, 2009                                            $      2,025,068
                           ALLIANCE IMAGING, INC.                                      B1         B+
           704,198         Term Loan, maturing November 02, 2006                                                 692,755
         4,612,436         Term Loan, maturing June 10, 2008                                                   4,583,608
                           APRIA HEALTHCARE GROUP, INC.                                Ba1       BBB-
         2,753,425         Term Loan, maturing July 20, 2006                                                   2,789,564
         4,875,000         Term Loan, maturing July 20, 2008                                                   4,934,109
                           COMMUNITY HEALTH SYSTEMS, INC.                              Ba3        BB-
        14,784,900         Term Loan, maturing July 16, 2010                                                  15,030,699
         1,990,000         Term Loan, maturing January 16, 2011                                                2,017,363
                           DAVITA, INC.                                                Ba2        BB
         4,062,500         Term Loan, maturing March 31, 2007                                                  4,100,586
        10,921,856         Term Loan, maturing March 31, 2009                                                 11,034,493
                           DJ ORTHOPEDICS, LLC                                         B1         BB-
           987,500         Term Loan, maturing May 15, 2009                                                    1,001,078
                           EMPI CORPORATION                                            B1         B+
         1,450,795         Term Loan, maturing November 24, 2009                                               1,467,116
                           EXPRESS SCRIPTS, INC.                                       Ba1        BBB
         3,000,000         Term Loan, maturing February 13, 2010                                               3,026,874
                           FISHER SCIENTIFIC INTERNATIONAL, INC.                       Ba3        BB+
         5,171,655         Term Loan, maturing March 31, 2010                                                  5,211,518
                           FRESENIUS MEDICAL CARE HOLDINGS, INC.                       Ba1        BB+
         4,000,000         Term Loan, maturing February 21, 2010                                               4,015,624
                           IASIS HEALTHCARE CORPORATION                                B1         B+
         1,835,000         Term Loan, maturing February 09, 2009                                               1,844,175
                           INSIGHT HEALTH SERVICES CORPORATION                         B1         B+
           866,667         Term Loan, maturing October 07, 2008                                                  866,667
           200,000         Term Loan, maturing October 07, 2008                                                  200,000
           100,000         Term Loan, maturing October 07, 2008                                                  100,000
         5,289,255         Term Loan, maturing October 17, 2008                                                5,302,478
                           KINETIC CONCEPTS, INC.                                      B1         BB-
         4,454,167         Term Loan, maturing August 11, 2010                                                 4,489,431
                           MAGELLAN HEALTH SERVICES, INC.                              B1         B+
         1,604,167         Term Loan, maturing August 15, 2008                                                 1,630,235
                           OXFORD HEALTH PLANS, INC.                                  Baa3        BB+
         4,950,000         Term Loan, maturing April 25, 2009                                                  4,973,720
                           PACIFICARE HEALTH SYSTEMS, INC.                             Ba3        BB+
           992,500         Term Loan, maturing June 03, 2008                                                   1,003,252
                           SOLA INTERNATIONAL, INC.                                    Ba3        BB-
         2,000,000         Term Loan, maturing December 11, 2009                                               2,032,500
                           SYBRON DENTAL MANAGEMENT, INC.                              Ba2        BB+
           628,305         Term Loan, maturing June 06, 2009                                                     632,468
                           TRIAD HOSPITALS, INC.                                       Ba3        BB
         1,491,121         Term Loan, maturing September 30, 2008                                              1,512,636

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: (CONTINUED)
                           VANGUARD HEALTH SYSTEMS, INC.                               Ba3        B+
     $   6,000,000         Term Loan, maturing May 18, 2009                                             $      6,022,500
                           VICAR OPERATING, INC.                                       B1         B+
         5,911,718         Term Loan, maturing June 30, 2009                                                   5,985,614
                           VWR INTERNATIONAL, INC.                                     B1         BB-
         5,500,000         Term Loan, maturing April 07, 2011                                                  5,577,688
                                                                                                        ----------------
                                                                                                             104,103,818
                                                                                                        ----------------
HOME AND OFFICE FURNISHINGS, HOUSEWARES: 3.1%
                           GLOBAL IMAGING SYSTEMS, INC.                                Ba3        BB-
         1,500,000         Term Loan, maturing May 10, 2010                                                    1,500,000
                           HILLMAN GROUP, INC.                                         B2          B
         3,000,000         Term Loan, maturing March 30, 2011                                                  3,030,000
                           HOLMES GROUP, INC.                                          B1          B
         5,000,000         Term Loan, maturing November 08, 2010                                               5,025,000
                           IDENTITY GROUP, INC.                                        NR         NR
         4,082,337         Term Loan, maturing April 30, 2006                                                  2,571,872
                           SEALY MATTRESS COMPANY                                      B2         B+
         9,000,000         Term Loan, maturing April 06, 2012                                                  9,112,500
                           SIMMONS COMPANY                                             B2         B+
         8,323,704         Term Loan, maturing December 19, 2011                                               8,415,614
                           XEROX CORPORATION                                           Ba3        BB-
         2,000,000         Term Loan, maturing September 30, 2008                                              1,998,542
                                                                                                        ----------------
                                                                                                              31,653,529
                                                                                                        ----------------
INSURANCE: 1.4%
                           CONSECO, INC.                                               B3         BB-
         8,778,184         Term Loan, maturing September 10, 2009                                              8,796,469
         1,995,042         Term Loan, maturing September 10, 2009                                              1,999,198
         2,633,455         Term Loan, maturing September 10, 2010                                              2,638,940
           598,512         Term Loan, maturing September 10, 2010                                                599,759
                                                                                                        ----------------
                                                                                                              14,034,366
                                                                                                        ----------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 11.1%
                           AMF BOWLING WORLDWIDE, INC.                                 B1          B
         2,500,000         Term Loan, maturing August 26, 2009                                                 2,517,188
                           FITNESS HOLDINGS WORLDWIDE, INC.                            B1          B
         4,987,500         Term Loan, maturing July 01, 2009                                                   5,018,672
                           LODGENET ENTERTAINMENT CORPORATION                          B1         B+
         4,919,380         Term Loan, maturing June 30, 2006                                                   4,947,819
                           LOEWS CINEPLEX ENTERTAINMENT CORPORATION                    NR         NR
         6,210,990         Term Loan, maturing February 29, 2008                                               6,222,636
                           METRO-GOLDWYN-MAYER STUDIOS, INC.                           Ba3        B+
        29,000,000         Term Loan, maturing April 30, 2011                                                 29,152,250
                           NEW JERSEY BASKETBALL, LLC                                  NR         NR
         9,000,000         Term Loan, maturing July 16, 2004                                                   9,016,875
                           PURE FISHING                                                B1         BB-
         3,000,000         Term Loan, maturing September 30, 2010                                              3,041,250

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: (CONTINUED)
                           REGAL CINEMAS, INC.                                         Ba3        BB-
     $  14,000,000         Term Loan, maturing November 10, 2010                                        $     14,129,066
                           SIX FLAGS THEME PARKS, INC.                                 Ba3        B+
           300,000         Revolver, maturing June 30, 2008                                                      291,000
         9,959,870         Term Loan, maturing June 30, 2009                                                  10,055,315
                           VIVENDI UNIVERSAL ENTERTAINMENT, LLLP                       Ba2       BBB-
         7,000,000         Term Loan, maturing June 30, 2008                                                   7,054,691
                           WARNER MUSIC GROUP                                          B1         B+
        15,000,000         Term Loan, maturing February 28, 2011                                              15,179,685
                           XANTERRA PARKS & RESORTS, LLC                               NR         NR
         3,030,409         Term Loan, maturing September 30, 2004                                              3,026,621
         3,030,409         Term Loan, maturing September 30, 2005                                              3,026,621
                                                                                                        ----------------
                                                                                                             112,679,688
                                                                                                        ----------------
LODGING: 5.3%
                           CNL HOSPITALITY PARTNERS, L.P.                              NR         NR
        35,000,000         Term Loan, maturing January 02, 2005                                               35,000,000
                           WYNDHAM INTERNATIONAL, INC.                                 NR         NR
         3,546,242         Term Loan, maturing April 01, 2006                                                  3,474,682
        15,713,651         Term Loan, maturing June 30, 2006                                                  15,119,486
                                                                                                        ----------------
                                                                                                              53,594,169
                                                                                                        ----------------
MACHINERY: 4.0%
                           ALLIANCE LAUNDRY HOLDINGS, LLC                              B1          B
         3,206,990         Term Loan, maturing August 02, 2007                                                 3,223,025
                           ANTHONY CRANE RENTAL, L.P.                                 Caa2        CC
        13,757,427         Term Loan, maturing July 20, 2006                                                  10,341,004
                           ENERSYS, INC.                                               B1         BB-
         4,500,000         Term Loan, maturing March 15, 2011                                                  4,571,249
                           MORRIS MATERIAL HANDLING, INC.                              NR         NR
           249,574         Term Loan, maturing September 28, 2004                                                237,095
                           NATIONAL WATERWORKS, INC.                                   B1         BB-
         2,892,857         Term Loan, maturing November 22, 2009                                               2,926,608
                           REXNORD CORPORATION                                         B1         B+
         6,222,222         Term Loan, maturing November 25, 2009                                               6,288,333
                           UNITED RENTALS (NORTH AMERICA), INC.                        Ba3        BB
        10,333,333         Term Loan, maturing February 14, 2011                                              10,445,708
                           VUTEK, INC.                                                 B1         NR
           470,218         Term Loan, maturing July 31, 2005                                                     456,111
         1,650,956         Term Loan, maturing July 31, 2007                                                   1,601,427
           671,218         Term Loan, maturing December 30, 2007                                                 671,218
                                                                                                        ----------------
                                                                                                              40,761,778
                                                                                                        ----------------
MINING, STEEL, IRON AND NONPRECIOUS METALS: 0.9%
                           PEABODY ENERGY CORPORATION                                  Ba1        BB+
         8,910,000         Term Loan, maturing March 21, 2010                                                  8,991,304
                                                                                                        ----------------
                                                                                                               8,991,304
                                                                                                        ----------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
OIL AND GAS: 2.6%
                           CITGO PETROLEUM CORPORATION                                 Ba2        BB+
     $   2,500,000         Term Loan, maturing February 27, 2006                                        $      2,601,563
                           GETTY PETROLEUM MARKETING, INC.                             B1         BB-
         6,000,000         Term Loan, maturing May 19, 2010                                                    6,000,000
                           LYONDELL-CITGO REFINING, L.P.                               Ba3        BB
         1,000,000         Term Loan, maturing May 03, 2007                                                    1,015,313
                           PACIFIC ENERGY GROUP, LLC                                   Ba2       BBB-
         4,000,000         Term Loan, maturing July 26, 2009                                                   4,040,000
                           TRANSWESTERN PIPELINE COMPANY                               B1         BB
         2,000,000         Term Loan, maturing April 30, 2009                                                  2,021,876
                           W-H ENERGY SERVICES, INC.                                   B2         B+
         3,395,078         Term Loan, maturing April 16, 2007                                                  3,412,053
         3,473,750         Term Loan, maturing April 16, 2007                                                  3,491,119
                           WILLIAMS PRODUCTION RMT COMPANY                             B2         BB
         3,981,281         Term Loan, maturing May 30, 2007                                                    4,024,828
                                                                                                        ----------------
                                                                                                              26,606,752
                                                                                                        ----------------
OTHER BROADCASTING AND ENTERTAINMENT: 3.2%
                           DIRECTV HOLDINGS, LLC                                       Ba2        BB
         7,020,306         Term Loan, maturing March 06, 2010                                                  7,124,733
                           LIBERTY MEDIA CORPORATION                                  Baa3       BBB-
        15,000,000         Floating Rate Note, maturing
                           September 17, 2006                                                                 15,254,760
                           PEGASUS MEDIA & COMMUNICATIONS, INC.                       Caa1        B-
         1,651,507         Term Loan, maturing April 30, 2005                                                  1,589,575
                           RAINBOW MEDIA GROUP                                         Ba2        BB+
         7,959,972         Term Loan, maturing March 31, 2009                                                  8,030,450
                                                                                                        ----------------
                                                                                                              31,999,518
                                                                                                        ----------------
OTHER TELECOMMUNICATIONS: 6.1%
                           CINCINNATI BELL, INC.                                       B1         B+
        14,389,414         Term Loan, maturing June 30, 2008                                                  14,547,698
                           CONSOLIDATED COMMUNICATIONS, INC.                           B1         B+
         3,500,000         Term Loan, maturing March 31, 2010                                                  3,508,750
         2,500,000         Term Loan, maturing October 14, 2011                                                2,509,375
                           D&E COMMUNICATIONS, INC.                                    Ba3        BB-
         2,992,500         Term Loan, maturing March 05, 2012                                                  3,026,166
                           ECHOSTAR DBS CORPORATION                                    Ba3        BB-
        12,000,000         Floating Rate Note, maturing
                           October 01, 2008                                                                   12,405,000
                           GCI HOLDINGS, INC.                                          Ba3        BB+
         2,087,144         Term Loan, maturing October 31, 2007                                                2,104,102
                           INTERA GROUP, INC.                                          NR         NR
         2,640,478   (3)   Term Loan, maturing December 31, 2005                                               1,214,620
           909,384   (3)   Term Loan, maturing December 31, 2005                                                      --
         1,922,621   (3)   Term Loan, maturing December 31, 2005                                                      --
                           PANAMSAT CORPORATION                                        Ba2        BB
           537,115         Term Loan, maturing September 30, 2010                                                539,465

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: (CONTINUED)
                           QWEST COMMUNICATIONS INTERNATIONAL, INC.                    B3        CCC+
     $  15,000,000         Floating Rate Note, maturing
                           February 15, 2009                                                            $     13,875,000
                           QWEST CORPORATION                                           B2         B-
         2,000,000         Term Loan, maturing June 30, 2007                                                   2,067,750
                           TIME WARNER TELECOM HOLDINGS                                B1          B
         6,000,000         Floating Rate Note, maturing
                           February 15, 2011                                                                   5,880,000
                                                                                                        ----------------
                                                                                                              61,677,925
                                                                                                        ----------------
PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 4.3%
                           AMSCAN HOLDINGS, INC.                                       B1         B+
         3,000,000         Term Loan, maturing April 30, 2012                                                  3,030,000
                           BUHRMANN U.S., INC.                                         Ba3        BB-
         2,992,500         Term Loan, maturing December 31, 2010                                               3,028,841
                           CHURCH & DWIGHT CO., INC.                                   Ba2        BB
         1,163,424         Term Loan, maturing September 30, 2007                                              1,172,877
                           JARDEN CORPORATION                                          Ba3        B+
         1,990,000         Term Loan, maturing April 24, 2008                                                  2,010,523
                           JOSTENS, INC.                                               Ba3        B+
         4,264,991         Term Loan, maturing July 29, 2010                                                   4,308,707
                           NORWOOD PROMOTIONAL PRODUCTS, INC.                          NR         NR
        12,113,580         Term Loan, maturing February 01, 2005                                              12,113,580
         8,358,425   (3)   Term Loan, maturing February 01, 2005                                               3,719,499
         1,998,167   (3)   Term Loan, maturing February 01, 2005                                                      --
                           PAINT SUNDRY BRANDS CORPORATION                             B1          B
         4,000,000         Term Loan, maturing July 28, 2010                                                   4,050,000
                           PRESTIGE BRANDS HOLDINGS, INC.                              B1          B
         6,000,000         Term Loan, maturing April 06, 2011                                                  6,048,750
                           RAYOVAC CORPORATION                                         B1         B+
         3,607,729         Term Loan, maturing September 30, 2009                                              3,649,445
                                                                                                        ----------------
                                                                                                              43,132,222
                                                                                                        ----------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 2.9%
                           AFC ENTERPRISES, INC.                                       B1          B
         1,478,620         Term Loan, maturing May 23, 2009                                                    1,484,165
                           ALDERWOODS GROUP, INC.                                      B1         BB-
         2,155,448         Term Loan, maturing September 29, 2008                                              2,187,107
                           COINMACH CORPORATION                                        B1         BB-
         4,900,000         Term Loan, maturing July 25, 2009                                                   4,949,613
                           DOMINO'S, INC.                                              B1         B+
         7,971,655         Term Loan, maturing June 25, 2010                                                   8,067,562
                           GATE GOURMET BORROWER, LLC                                  B1         BB
           990,000         Term Loan, maturing December 31, 2008                                                 992,888
         1,034,811         Term Loan, maturing December 31, 2009                                               1,050,333
                           JACK IN THE BOX, INC.                                       Ba2        BB
         3,990,000         Term Loan, maturing January 09, 2010                                                4,049,850
                           OTIS SPUNKMEYER, INC.                                       B1         B+
         6,127,563         Term Loan, maturing February 20, 2009                                               6,181,179
                                                                                                        ----------------
                                                                                                              28,962,697
                                                                                                        ----------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING: 12.4%
                           ADAMS OUTDOOR ADVERTISING, L.P.                             B1         B+
     $   4,000,000         Term Loan, maturing October 15, 2011                                         $      4,040,832
                           AMERICAN ACHIEVEMENT CORPORATION                            B1         B+
         1,000,000         Term Loan, maturing March 17, 2011                                                  1,013,750
                           AMERICAN MEDIA OPERATIONS, INC.                             Ba3        B+
         3,777,279         Term Loan, maturing April 01, 2007                                                  3,832,760
                           AMERICAN REPROGRAPHICS COMPANY                              B1         BB
         2,493,750         Term Loan, maturing June 18, 2009                                                   2,524,922
                           AMERICAN REPROGRAPHICS COMPANY                              B3          B
         1,000,000         Term Loan, maturing December 18, 2009                                               1,017,500
                           CANWEST MEDIA, INC.                                         Ba3        B+
         9,897,436         Term Loan, maturing May 15, 2009                                                    9,938,679
                           DEX MEDIA EAST, LLC                                         B1         BB-
         7,561,803         Term Loan, maturing November 08, 2008                                               7,590,160
         4,205,195         Term Loan, maturing May 08, 2009                                                    4,227,537
                           DEX MEDIA WEST, LLC                                         B1         BB-
         6,345,372         Term Loan, maturing September 09, 2009                                              6,369,827
        25,381,476         Term Loan, maturing March 09, 2010                                                 25,576,380
                           FREEDOM COMMUNICATIONS                                      Ba3        BB
        12,000,000         Term Loan, maturing April 12, 2012                                                 12,117,504
                           LAMAR MEDIA CORPORATION                                     Ba2        BB-
         2,000,000         Term Loan, maturing June 30, 2009                                                   2,007,084
        12,370,370         Term Loan, maturing June 30, 2010                                                  12,540,463
                           MEDIANEWS GROUP, INC.                                       Ba3        BB
         2,493,750         Term Loan, maturing December 30, 2010                                               2,518,688
                           PRIMEDIA, INC.                                              B3          B
         6,439,135         Term Loan, maturing June 30, 2009                                                   6,141,325
                           R.H. DONNELLEY, INC.                                        Ba3        BB
         7,901,382         Term Loan, maturing June 30, 2010                                                   8,000,694
                           TRANSWESTERN PUBLISHING COMPANY                             B1         BB-
         6,418,750         Term Loan, maturing February 25, 2011                                               6,474,914
                           TRANSWESTERN PUBLISHING COMPANY                             B2          B
         4,000,000         Term Loan, maturing February 25, 2012                                               4,031,668
                           ZIFF DAVIS MEDIA, INC.                                      B3         CCC
         6,315,549         Term Loan, maturing March 31, 2007                                                  6,253,707
                                                                                                        ----------------
                                                                                                             126,218,393
                                                                                                        ----------------
RADIO AND TV BROADCASTING: 6.2%
                           BLOCK COMMUNICATIONS, INC.                                  Ba2        BB-
         2,804,772         Term Loan, maturing November 15, 2009                                               2,839,832
                           CUMULUS MEDIA, INC.                                         Ba3        B+
         2,970,000         Term Loan, maturing March 28, 2010                                                  3,013,065
                           EMMIS OPERATING COMPANY                                     Ba2        B+
        10,000,000         Term Loan, maturing November 10, 2011                                              10,013,890
                           FISHER BROADCASTING, INC.                                   Ba3        B+
         1,271,673         Term Loan, maturing February 28, 2010                                               1,274,852

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
RADIO AND TV BROADCASTING: (CONTINUED)
                           GRAY TELEVISION, INC.                                       Ba2        B+
     $   3,990,000         Term Loan, maturing December 31, 2010                                        $      4,018,429
                           LIN TELEVISION CORPORATION                                  Ba1        BB
         2,028,571         Term Loan, maturing December 31, 2007                                               2,054,652
                           MISSION BROADCASTING, INC.                                  Ba3        B+
         2,327,500         Term Loan, maturing December 31, 2010                                               2,352,230
                           NEXSTAR BROADCASTING                                        Ba3        B+
         1,196,426         Term Loan, maturing December 31, 2010                                               1,207,643
                           PAXSON COMMUNICATIONS CORPORATION                           B1         B+
        18,000,000         Floating Rate Note, maturing
                           January 15, 2010                                                                   17,820,000
                           SINCLAIR BROADCAST GROUP, INC.                              Ba2        BB
         2,765,400         Term Loan, maturing December 31, 2009                                               2,806,306
         4,609,000         Term Loan, maturing December 31, 2009                                               4,676,213
                           SPANISH BROADCASTING SYSTEMS                                B1         B+
         1,995,000         Term Loan, maturing October 30, 2009                                                2,022,431
                           SUSQUEHANNA MEDIA COMPANY                                   Ba2        BB-
         7,000,000         Term Loan, maturing March 31, 2012                                                  7,067,816
                           TELEVICENTRO OF PUERTO RICO, LLC                            Ba1        BB
         1,851,429         Term Loan, maturing December 31, 2007                                               1,875,233
                                                                                                        ----------------
                                                                                                              63,042,591
                                                                                                        ----------------
RETAIL: 4.2%
                           ADVANCE STORES COMPANY, INC.                                Ba2        BB
         5,478,926         Term Loan, maturing November 30, 2007                                               5,545,703
                           ALIMENTATION COUCHE-TARD, INC.                              Ba2        BB
         1,221,429         Term Loan, maturing December 17, 2010                                               1,234,661
                           BAKER & TAYLOR, INC.                                        B1          B
         1,000,000         Term Loan, maturing May 06, 2011                                                      990,000
                           CH OPERATING, LLC                                           B2         B+
         1,663,339         Term Loan, maturing June 21, 2007                                                   1,679,972
                           CSK AUTO, INC.                                              Ba3        B+
         1,500,000         Term Loan, maturing June 19, 2009                                                   1,516,875
                           NEBRASKA BOOK COMPANY, INC.                                 B2          B
         2,500,000         Term Loan, maturing March 04, 2011                                                  2,533,595
                           ORIENTAL TRADING COMPANY, INC.                              B1         B+
         2,936,651         Term Loan, maturing August 06, 2010                                                 2,956,840
                           ORIENTAL TRADING COMPANY, INC.                              B2         B-
         1,000,000         Term Loan, maturing January 08, 2011                                                1,019,583
                           PANTRY, INC.                                                B1         B+
         9,000,000         Term Loan, maturing March 12, 2011                                                  9,129,375
                           PETCO ANIMAL SUPPLIES, INC.                                 Ba3        BB
         2,540,168         Term Loan, maturing October 26, 2008                                                2,565,570
                           RITE AID CORPORATION                                        Ba3        BB
        11,000,000         Term Loan, maturing April 30, 2008                                                 11,269,500

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
RETAIL: (CONTINUED)
                           TRAVELCENTERS OF AMERICA, INC.                              Ba3        BB
     $   2,192,775         Term Loan, maturing November 14, 2008                                        $      2,222,011
                                                                                                        ----------------
                                                                                                              42,663,686
                                                                                                        ----------------
TELECOMMUNICATIONS EQUIPMENT: 4.4%
                           CROWN CASTLE OPERATING COMPANY                              B1         B-
         4,066,258         Term Loan, maturing September 15, 2007                                              4,096,393
        17,347,825         Term Loan, maturing September 30, 2010                                             17,666,591
                           SBA SENIOR FINANCE, INC.                                    B2        CCC+
         6,134,615         Term Loan, maturing October 31, 2008                                                6,165,288
                           SPECTRASITE COMMUNICATIONS, INC.                            B1         B+
        10,263,258         Term Loan, maturing December 31, 2007                                              10,385,134
         4,896,488         Term Loan, maturing December 31, 2007                                               4,923,012
                           TRIPOINT GLOBAL COMMUNICATIONS, INC.                        NR         NR
         1,043,184         Term Loan, maturing May 31, 2006                                                    1,006,673
                                                                                                        ----------------
                                                                                                              44,243,091
                                                                                                        ----------------
TEXTILES AND LEATHER: 0.9%
                           GALEY & LORD, INC.                                          NR         NR
         2,670,191         Term Loan, maturing September 05, 2009                                              1,555,386
                           MALDEN MILLS INDUSTRIES, INC.                               NR         NR
         2,573,615         Term Loan, maturing October 01, 2008                                                2,573,615
           735,319   (3)   Term Loan, maturing October 01, 2008                                                       --
                           POLYMER GROUP, INC.                                         B2         B+
         3,000,000         Term Loan, maturing April 27, 2010                                                  3,023,751
                           WILLIAM CARTER COMPANY                                      Ba3        BB+
         1,515,984         Term Loan, maturing September 08, 2008                                              1,533,039
                                                                                                        ----------------
                                                                                                               8,685,791
                                                                                                        ----------------
UTILITIES: 6.0%
                           ALLEGHENY ENERGY SUPPLY COMPANY                             B1          B
        14,000,000         Term Loan, maturing March 08, 2011                                                 14,037,506
         7,000,000         Term Loan, maturing June 08, 2011                                                   7,011,249
                           ASTORIA ENERGY, LLC                                         Ba3        B+
        14,500,000         Term Loan, maturing April 15, 2012                                                 14,617,813
                           CALPINE CONSTRUCTION FINANCE COMPANY, L.P.                  NR         B+
         1,990,000         Term Loan, maturing February 26, 2009                                               2,102,435
                           CALPINE CORPORATION                                         B2          B
         7,433,775         Term Loan, maturing July 16, 2007                                                   7,461,652
         3,962,550         Term Loan, maturing July 16, 2007                                                   3,551,435
                           CALPINE GENERATING COMPANY, LLC                             B1         B+
         2,500,000         Term Loan, maturing April 01, 2008                                                  2,476,563
                           CENTERPOINT ENERGY, INC.                                    Ba1        BBB
         3,481,081         Term Loan, maturing October 07, 2006                                                3,540,757
                           PIKE ELECTRIC, INC.                                         Ba3        BB-
         1,611,765         Term Loan, maturing April 18, 2010                                                  1,631,912
                           TETON POWER FUNDING                                         Ba3        B+
         4,250,000         Term Loan, maturing March 12, 2011                                                  4,292,500
                                                                                                        ----------------
                                                                                                              60,723,821
                                                                                                        ----------------
                           TOTAL SENIOR LOANS
                            (COST $1,834,605,679)                                                       $  1,828,496,834
                                                                                                        ----------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                         BANK LOAN
                                                                                          RATINGS+
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                              MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER CORPORATE DEBT: 1.1%
FINANCE: 0.8%
                           VALUE ASSET MANAGEMENT, INC.                                B3          B
     $   7,794,118         Senior Subordinated Bridge Note,
                           maturing August 31, 2005                                                     $      7,618,750
                                                                                                        ----------------
                                                                                                               7,618,750
                                                                                                        ----------------
HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                           BLOCK VISION HOLDINGS CORPORATION                           NR         NR
            13,365         Junior Term Loan, maturing July 30, 2007                                                   --
                                                                                                        ----------------
                                                                                                                      --
                                                                                                        ----------------
HOME AND OFFICE FURNISHINGS, HOUSEWARES: 0.2%
                           MP HOLDINGS, INC.                                           NR         NR
            45,229         Subordinated Note, maturing
                           March 14, 2007                                                                         42,968
                           SEALY MATTRESS COMPANY                                      B3         B-
         2,000,000         Unsecured Term Loan,
                           maturing April 05, 2013                                                             2,026,250
                                                                                                        ----------------
                                                                                                               2,069,218
                                                                                                        ----------------
TEXTILES AND LEATHER: 0.1%
                           TARTAN TEXTILE SERVICES, INC.                               NR         NR
         1,332,583         Subordinated Note,
                           maturing April 01, 2011                                                             1,332,583
                                                                                                        ----------------
                                                                                                               1,332,583
                                                                                                        ----------------
                           TOTAL OTHER CORPORATE DEBT
                            (COST $11,144,616)                                                                11,020,551
                                                                                                        ----------------

EQUITIES AND OTHER ASSETS: 3.3%

                           SECURITY DESCRIPTION                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
          (@), (R)         Acterna, LLC (85,722 Common Shares)                                                 1,090,731
          (@), (R)         Acterna, Inc. - Contingent Right                                                           --
     (1), (@), (R)         Allied Digital Technologies Corporation
                           (Residual Interest in Bankruptcy Estate)                                              186,961
          (@), (R)         AM Cosmetics Corporation (Liquidation Interest)                                            50
          (@), (R)         Block Vision Holdings Corporation (571 Common Shares)                                      --
     (2), (@), (R)         Boston Chicken, Inc. (Residual Interest in Boston
                           Chicken Plan Trust)                                                                 6,728,959
          (@), (R)         Cedar Chemical (Liquidation Interest)                                                      --
          (@), (R)         Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                           Expires January 13, 2005)                                                                  --
          (@), (R)         Covenant Care, Inc. (Warrants for 26,901 Common Shares,
                           Expires March 31, 2013)                                                                    --
          (@), (R)         Decision One Corporation (350,065 Common Shares)                                           --
     (2), (@), (R)         Electro Mechanical Solutions (Residual Interest in
                           Bankruptcy Estate)                                                                      2,193
          (@), (R)         Enginen Realty (857 Common Shares)                                                         --
          (@), (R)         Enterprise Profit Solutions (Liquidation Interest)                                         --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                           SECURITY DESCRIPTION                                                               VALUE
------------------------------------------------------------------------------------------------------------------------
     (4), (@), (R)         Euro United Corporation (Residual Interest in
                           Bankruptcy Estate)                                                            $     2,335,366
     (2), (@), (R)         Exide Technologies (Warrants for 16,501 Common Shares,
                           Expires March 16, 2006)                                                                   165
          (@), (R)         Galey & Lord (203,345 Common Shares)                                                       --
          (@), (R)         Gate Gourmet Borrower, LLC (Warrants for 101
                           Common Shares)                                                                             --
          (@), (R)         Gemini Leasing, Inc. (143,079 common shares)                                               --
               (@)         Genesis Healthcare Corporation (13,302 Common Shares)                                 244,276
     (2), (@), (R)         Grand Union Company (Residual Interest in
                           Bankruptcy Estate)                                                                     76,172
               (@)         Hayes Lemmerz (73,835 Common Shares)                                                  976,837
               (@)         Hayes Lemmerz (246 Preferred Shares)                                                    3,255
          (@), (R)         Holmes Group (2,303, Common Shares)                                                    24,527
               (@)         HQ Global (1,523 Common Shares)                                                        24,520
                           HQ Global (2,461,860 Preferred Shares)                                              2,461,860
     (2), (@), (R)         Humphreys, Inc. (Residual Interest in Bankruptcy Estate)                                   --
          (@), (R)         IHDG Realty (300,141 Common Shares)                                                         1
          (@), (R)         Imperial Home Decor Group, Inc. (300,141 Common Shares)                                     1
          (@), (R)         Imperial Home Decor Group, Inc. (Liquidation Interest)                                     --
     (2), (@), (R)         Insilco Technologies (Residual Interest in Bankruptcy Estate)                          43,482
          (@), (R)         Intera Group, Inc. (864 Common Shares)                                                     --
     (2), (@), (R)         IT Group, Inc. (Residual Interest in Bankruptcy Estate)                               366,989
     (2), (@), (R)         Kevco, Inc. (Residual Interest in Bankruptcy Estate)                                  147,443
          (@), (R)         Malden Mills Industries, Inc. (436,865 Common Shares)                                      --
          (@), (R)         Malden Mills Industries, Inc. (1,427,661 Preferred Shares)                                 --
          (@), (R)         Morris Material Handling, Inc. (481,373 Common Shares)                              1,078,276
          (@), (R)         MP Holdings, Inc. (590 Common Shares)                                                       6
          (@), (R)         Murray's Discount Auto Stores, Inc. (Escrow Interest)                                 510,279
               (@)         NeighborCare (6,365 Common Shares)                                                    190,950
          (@), (R)         Neoplan USA Corporation (17,348 Common Shares)                                             --
          (@), (R)         Neoplan USA Corporation (1,814,180 Series B Preferred Shares)                              --
          (@), (R)         Neoplan USA Corporation (1,084,000 Series C Preferred Shares)                         428,603
          (@), (R)         Neoplan USA Corporation (3,524,300 Series D Preferred Shares)                       3,524,300
          (@), (R)         New Piper Aircraft (Residual Interest in Litigation Proceeds)                              --
          (@), (R)         New World Restaurant Group, Inc. (Warrants for 4,489
                           Common Shares, Expires June 15, 2006)                                                  61,589
               (@)         Outsourcing Solutions, Inc. (31,129 Common Shares)                                    766,707
          (@), (R)         Safelite Glass Corporation (660,808 Common Shares)                                  8,484,775
          (@), (R)         Safelite Realty (44,605 Common Shares)                                                245,328
          (@), (R)         Sarcom, Inc. (462,984 Common Shares)                                                       --
          (@), (R)         Sarcom, Inc. (4,015 Preferred Shares)                                                      --
          (@), (R)         Scientific Games Corporation (48,930 Non-Voting
                           Common Shares)                                                                        906,184
          (@), (R)         Soho Publishing (17,582 Common Shares)                                                    176
          (@), (R)         Stellex Aerostructures, Inc. (11,130 Common Shares)                                        --
          (@), (R)         Targus Group, Inc. (Warrants for 66,824 Common Shares,
                           Expires December 6, 2012)                                                                  --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                           SECURITY DESCRIPTION                                                               VALUE
------------------------------------------------------------------------------------------------------------------------
          (@), (R)         Tartan Textile Services, Inc.
                           (23,449 Shares of Series D Preferred Stock)                                   $     1,440,521
          (@), (R)         Tartan Textile Services, Inc.
                           (36,775 Shares of Series E Preferred Stock)                                                --
          (@), (R)         Teligent, Inc. (50 Common Shares)                                                          --
          (@), (R)         Tembec, Inc. (167,239 Common Shares)                                                1,288,434
     (1), (@), (R)         Transtar Metals (Residual Interest in Bankruptcy Estate)                                   --
     (1), (@), (R)         TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)                                 --
     (2), (@), (R)         U.S. Aggregates (Residual Interest in Bankruptcy Estate)                                   --
     (2), (@), (R)         U.S. Office Products Company
                           (Residual Interest in Bankruptcy Estate)                                                   --
                                                                                                         ---------------
                           TOTAL FOR EQUITY AND OTHER ASSETS
                            (COST $33,429,106)                                                                33,639,916
                                                                                                         ---------------
                           TOTAL INVESTMENTS
                            (COST $1,879,179,401)                                               184.6%   $ 1,873,157,301
                           PREFERRED SHARES AND LIABILITIES IN EXCESS OF
                            CASH AND OTHER ASSETS, NET                                          (84.6)      (858,560,189)
                                                                                                -----    ---------------
                           NET ASSETS                                                           100.0%   $ 1,014,597,112
                                                                                                =====    ===============

----------
(@)  Non-income producing security.
(R)  Restricted security.
  * Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
 NR  Not Rated
  + Bank Loans rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investment is $1,880,664,502. Net unrealized depreciation consists of the following:

                            Gross Unrealized Appreciation       $   79,017,853
                            Gross Unrealized Depreciation          (85,525,054)
                                                                --------------
                                 Net Unrealized Depreciation    $   (6,507,201)
                                                                ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a PRORATA basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2004 DIVIDENDS:

      DECLARATION DATE   EX-DIVIDEND DATE   PAYABLE DATE
      ----------------   ----------------   ------------
      January 30         February 6         February 24
      February 27        March 8            March 22
      March 31           April 7            April 22
      April 30           May 6              May 24
      May 28             June 8             June 22
      June 30            July 8             July 22
      July 30            August 6           August 23
      August 31          September 8        September 22
      September 30       October 7          October 22
      October 29         November 8         November 22
      November 30        December 8         December 22
      December 20        December 29        January 12

      RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol:
PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End

                              ING Prime Rate Trust

Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 28, 2004 was 7,428 which does not include approximately 49,800 beneficial owners of shares held in the name of brokers of other nominees.

                              ING Prime Rate Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. A trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee ("Non-Interested Trustee"). The Trustees of the Trust are listed below. The Trust's Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request at 1-800-992-0180.

                                                                                          NUMBER OF
                                                                       PRINCIPAL         PORTFOLIOS IN            OTHER
                                 POSITION(S)    TERM OF OFFICE       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH     AND LENGTH OF         DURING THE          OVERSEEN BY            HELD BY
           AND AGE            THE REGISTRANT(S) TIME SERVED(1)      PAST FIVE YEARS         TRUSTEE              TRUSTEE
----------------------------  ----------------- -------------- ------------------------- ------------- ----------------------------
NON-INTERESTED TRUSTEES:

Paul S. Doherty(2)                 Trustee      November       President and Partner,         118      University of Massachusetts
7337 E. Doubletree Ranch Rd.                    1999 -         Doherty, Wallace,                       Foundation Board (April
Scottsdale, Arizona 85258                       present        Pillsbury                               2004 - Present)
Born: 1934                                                     and Murphy, P.C.,
                                                               Attorneys
                                                               (1996 - Present).

J. Michael Earley(3)               Trustee      February       President and Chief            118      None
7337 E. Doubletree Ranch Rd.                    2002 -         Executive Officer,
Scottsdale, Arizona 85258                       present        Bankers
Born: 1945                                                     Trust Company, N.A.
                                                               (1992 - Present).

R. Barbara Gitenstein(2)           Trustee      February       President, College of          118      New Jersey Resources
7337 E. Doubletree Ranch Rd.                    2002 -         New Jersey (1999 -                      (September 2003 - Present)
Scottsdale, Arizona 85258                       present        Present).
Born: 1948

Walter H. May(2)                   Trustee      November       Retired. Formerly,             118      Trustee, BestPrep Charity
7337 E. Doubletree Ranch Rd.                    1999 -         Trustee of each of the                  (1991 - Present) -
Scottsdale, Arizona 85258                       present        funds managed by                        Charitable
Born: 1936                                                     Northstar Investment                    organization.
                                                               Management Corporation
                                                               (1996 - 1999).

Jock Patton(2)                     Trustee      August         Private Investor (June         118      Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                    1995 -         1997 - Present).Formerly,               (January 1999 - Present);
Scottsdale, Arizona 85258                       present        Director and Chief                      JDA Software Group, Inc.
Born: 1945                                                     Executive Officer,                      (January 1999 - Present);
                                                               Rainbow Multimedia                      Swift Transportation Co.
                                                               Group, Inc. (January                    (March 2004 - Present)
                                                               1999 - December 2001).

David W.C. Putnam(3)               Trustee      November       President and Director,        118      Anchor International Bond
7337 E. Doubletree Ranch Rd.                    1999 -         F.L. Putnam Securities                  Trust (December 2000 -
Scottsdale, Arizona 85258                       present        Company, Inc. and its                   2002); F.L. Putnam
Born: 1939                                                     affiliates (1978 -                      Foundation (December 2000 -
                                                               Present); President,                    Present); Progressive
                                                               Secretary and Trustee,                  Capital Accumulation Trust
                                                               The Principled Equity                   (August 1998 - Present);
                                                               Market Fund (1996 -                     Principled Equity Market
                                                               Present).                               Fund (November 1996 -
                                                                                                       Present); Mercy Endowment
                                                                                                       Foundation (1995 -
                                                                                                       Present); Asian American
                                                                                                       Bank and Trust Company
                                                                                                       (June 1992 - Present); and
                                                                                                       Notre Dame Health Care
                                                                                                       Center (1991 - Present);
                                                                                                       F.L. Putnam Securities
                                                                                                       Company, Inc. (June 1998 -
                                                                                                       Present); and an Honorary
                                                                                                       Trustee, Mercy Hospital
                                                                                                       (1973 - Present).

Blaine E. Rieke                    Trustee      February       General Partner,               118      Trustee, Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                    2001 -         Huntington Partners                     Co. (January 1998 -
Scottsdale, Arizona 85258                       present        (January 1997 -                         Present); Director, Members
Born: 1933                                                     Present). Chairman of                   Trust Co. (November 2003 -
                                                               the Board and Trustee of                Present).
                                                               each of the funds
                                                               managed by ING
                                                               Investment Management
                                                               Co. LLC (November 1998 -
                                                               February 2001).

Roger B. Vincent                   Trustee      February       President, Springwell          118      Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                    2002 -         Corporation (1989 -                     Inc. (1998 - Present).
Scottsdale, Arizona 85258                       present        Present). Formerly,
Born: 1945                                                     Director Tatham
                                                               Offshore, Inc. (1996 -
                                                               2000).

                              ING Prime Rate Trust

                                                                                          NUMBER OF
                                                                       PRINCIPAL         PORTFOLIOS IN            OTHER
                                 POSITION(S)    TERM OF OFFICE       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH     AND LENGTH OF         DURING THE          OVERSEEN BY            HELD BY
           AND AGE            THE REGISTRANT(S) TIME SERVED(1)      PAST FIVE YEARS         TRUSTEE              TRUSTEE
----------------------------  ----------------- -------------- ------------------------- ------------- ----------------------------
INTERESTED TRUSTEES:

Richard A. Wedemeyer(2)(3)         Trustee      February       Retired. Formerly, Vice        118      Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                    2001 -         President - Finance and                 (1997 - Present); Jim Henson
Scottsdale, Arizona 85258                       present        Administration, Channel                 Legacy (1994 - Present).
Born: 1936                                                     Corporation (1996 -
                                                               2002); Trustee, First
                                                               Choice Funds (1997 -
                                                               2001); and of each of
                                                               the funds managed by ING
                                                               Investment Management
                                                               Co. LLC (1998 - 2001).

Thomas J. McInerney(4)             Trustee      February       Chief Executive Officer,       171      Director, Equitable Life
7337 E. Doubletree Ranch Rd.                    2001 -         ING U.S. Financial                      Insurance Co., Golden
Scottsdale, Arizona 85258                       present        Services (September 2001                American Life Insurance
Born: 1956                                                     - present); Member, ING                 Co., Life Insurance Company
                                                               Americas Executive                      of Georgia, Midwestern
                                                               Committee (2001 -                       United Life Insurance Co.,
                                                               present); President,                    ReliaStar Life Insurance
                                                               Chief Executive Officer                 Co., Security Life of
                                                               and Director of Northern                Denver, Security
                                                               Life Insurance Company                  Connecticut Life Insurance
                                                               (2001 - present), ING                   Co., Southland Life
                                                               Aeltus Holding Company,                 Insurance Co., USG Annuity
                                                               Inc. (2000 - present),                  and Life Company and United
                                                               ING Retail Holding                      Life and Annuity Insurance
                                                               Company (1998 -                         Co. Inc. (March 2001 -
                                                               present). Formerly,                     Present); Member of the
                                                               General Manager and                     Board, Bushnell Performing
                                                               Chief Executive Officer,                Arts Center; St. Francis
                                                               ING Worksite Division                   Hospital; National
                                                               (December 2000 - October                Conference of Community
                                                               2001), President,                       Justice; and Metro Atlanta
                                                               ING-SCI, Inc. (August                   Chamber of Commerce.
                                                               1997 - December 2000);
                                                               President, Aetna
                                                               Financial Services
                                                               (August 1997 - December
                                                               2000).

John G. Turner(5)                  Trustee      September      Chairman, Hillcrest            118      Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                    2000 -         Capital Partners                        Corporation (March 2000 -
Scottsdale, Arizona 85258                       present        (May 2002 - Present);                   Present); Shopko Stores,
Born: 1939                                                     Formerly, Vice Chairman                 Inc. (August 1999 -
                                                               of ING Americas (2000 -                 Present); and M.A.
                                                               2002); Chairman and                     Mortenson Company (March
                                                               Chief Executive Officer                 2002 - Present); Conseco,
                                                               of ReliaStar Financial                  Inc. (September 2003 -
                                                               Corp. (1993 - 2001);                    Present).
                                                               Chairman of ReliaStar
                                                               Life Insurance Company
                                                               of New York (1995 -
                                                               2001); Chairman of
                                                               Northern Life Insurance
                                                               Company (1992 - 2001);
                                                               Chairman and Trustee of
                                                               the Northstar affiliated
                                                               investment companies
                                                               (1993 - 2001); and
                                                               Director, Northstar
                                                               Investment Management
                                                               Corporation and its
                                                               affiliates (1993 -
                                                               1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3) Audit Committee member.
(4) Mr.McInerney is an "interested person," as defined by the 1940 Act, because of an affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

                              ING Prime Rate Trust

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S) HELD              AND LENGTH OF                        DURING THE
          AND AGE                     WITH THE TRUST               TIME SERVED(1)                     PAST FIVE YEARS
----------------------------   ----------------------------   -------------------------   ----------------------------------------
OFFICERS:

James M. Hennessy              President and Chief            February 2001 - Present     President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.   Executive Officer                                          ING Investments, LLC(2) (December
Scottsdale, Arizona 85258                                                                 2001 - Present). Formerly, Senior
Born: 1949                     Chief Operating Officer        July 2000 - Present         Executive Vice President and Chief
                                                                                          Operating Officer, ING Investments,
                                                                                          LLC(2) (April 1995 - December 2000);
                                                                                          and Executive Vice President, ING
                                                                                          Investments, LLC(2) (May 1998 - June
                                                                                          2000).

Michael J. Roland              Executive Vice President       February 2002 - Present     Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                                    Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258                                                                 Investments, LLC(2) (December 2001 -
Born: 1958                     Chief Financial Officer        August 1998 - Present       Present). Formerly, Senior Vice
                                                                                          President, ING Investments, LLC(2)
                                                                                          (June 1998 - December 2001).

Stanley D. Vyner               Executive Vice President       August 2003 - Present       Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                                              Investments, LLC(2) and certain of its
Scottsdale, Arizona 85258                                                                 affiliates (July 2000 - Present) and
Born: 1950                                                                                Chief Investment Risk Officer (June
                                                                                          2003 - Present); Formerly, Chief
                                                                                          Investment Officer for the
                                                                                          International Portfolios, ING
                                                                                          Investments, LLC(2) (July 1996 - June
                                                                                          2003); and President and Chief
                                                                                          Executive Officer, ING Investments,
                                                                                          LLC(2) (August 1996 - August 2000).

Robert S. Naka                 Senior Vice President          November 1999 - Present     Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                                              Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258      Assistant Secretary            July 1996 - Present         (October 2001 - Present). Formerly,
Born: 1963                                                                                Senior Vice President and Assistant
                                                                                          Secretary, ING Funds Services, LLC(3)
                                                                                          (February 1997 - August 1999).

Daniel A. Norman               Senior Vice President          April 1995 - Present        Senior Vice President (April 1995 -
7337 E. Doubletree Ranch Rd.                                                              Present) and Senior Investment
Scottsdale, Arizona 85258      Treasurer                      June 1997 - Present         Manager, in the Senior Floating Rate
Born: 1957                                                                                Loan Group (November 1999 -
                                                                                          Present), ING Investment Management
                                                                                          Co. Formerly, Portfolio Manager, in
                                                                                          the Senior Floating Rate Loan Group
                                                                                          (April 1995 - November 1999).

Jeffrey A. Bakalar             Senior Vice President          November 1999 - Present     Senior Vice President (January 1998 -
7337 E. Doubletree Ranch Rd.                                                              Present) and Senior Investment
Scottsdale, Arizona 85258                                                                 Manager, in the Senior Floating Rate
Born: 1959                                                                                Loan Group (November 1999 -
                                                                                          Present), ING Investment Management
                                                                                          Co. Formerly, Portfolio Manager, in
                                                                                          the Senior Floating Rate Loan Group
                                                                                          (January 1998 - November 1999).

Elliot Rosen                   Senior Vice President          May 2002 - Present          Senior Vice President, in the Senior
7337 E. Doubletree Ranch Rd.                                                              Floating Rate Loan Group of ING
Scottsdale, Arizona 85258                                                                 Investment Management Co.
Born: 1953                                                                                (February 1999 - Present).

William H. Rivoir III          Senior Vice President and      February 2001 - Present     Vice President of ING Investment
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                        Management Co. (January 2004 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Counsel, ING USFS
Born: 1951                                                                                Law Department (January 2003 -
                                                                                          December 2003); and Senior Vice
                                                                                          President, ING Investments, LLC(2) and
                                                                                          certain of its affiliates (June 1998 -
                                                                                          December 2002).

Curtis F. Lee                  Senior Vice President and      February 2001 - Present     Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                       Officer in the Senior Floating Rate
Scottsdale, Arizona 85258                                                                 Loan Group of ING Investment
Born: 1955                                                                                Management Co. (August 1999 -
                                                                                          Present). Formerly, held a series of
                                                                                          positions with Standard Chartered
                                                                                          Bank in the credit approval and
                                                                                          problem loan management functions
                                                                                          (1992 - 1999).

                              ING Prime Rate Trust

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S) HELD              AND LENGTH OF                        DURING THE
          AND AGE                     WITH THE TRUST               TIME SERVED(1)                     PAST FIVE YEARS
----------------------------   ----------------------------   -------------------------   ----------------------------------------
Kimberly A. Anderson           Senior Vice President          November 2003 - Present     Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                                              Secretary, ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                                 (October 2003 - Present). Formerly,
Born: 1964                                                                                Vice President and Assistant Secretary,
                                                                                          ING Investments, LLC(2) (October 2001 -
                                                                                          October 2003); Secretary, ING
                                                                                          Investments, LLC(2) (October 2001 -
                                                                                          August 2003); Assistant Vice President,
                                                                                          ING Funds Services, LLC(3) (November
                                                                                          1999 - January 2001); and has held
                                                                                          various other positions with ING Funds
                                                                                          Services, LLC(3) for more than the last
                                                                                          five years.

Robyn L. Ichilov               Vice President                 November 1997 - Present     Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                              LLC(3) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                                 ING Investments, LLC(2) (August
Born: 1967                                                                                1997 - Present).

J. David Greenwald             Vice President                 August 2003 - June 2004     Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                                              Compliance, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                 (May 2003 - June 2004). Formerly,
Born: 1957                                                                                Assistant Treasurer and Director of
                                                                                          Mutual Fund Compliance and
                                                                                          Operations, American Skandia, a
                                                                                          Prudential Financial Company
                                                                                          (October 1996 - May 2003).

Lauren D. Bensinger            Vice President                 August 2003 - Present       Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                              Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                                 (July 1995 - Present); Vice President
Born: 1954                                                                                (February 1996 - Present) and Chief
                                                                                          Compliance Officer (October 2001 -
                                                                                          Present), ING Investments, LLC(2).

Huey P. Falgout, Jr.           Secretary                      August 2003 - Present       Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                              Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Counsel, ING U.S. Financial
Born: 1963                                                                                Services (November 2002 - September
                                                                                          2003); and Associate General Counsel
                                                                                          of AIG American General (January
                                                                                          1999 - November 2002).

Todd Modic                     Vice President                 August 2003 - Present       Vice President of Financial Reporting -
7337 E. Doubletree Ranch Rd.                                                              Fund Accounting of ING Fund
Scottsdale, Arizona 85258                                                                 Services, LLC(3) (September 2002 -
Born: 1967                                                                                Present). Formerly, Director of
                                                                                          Financial Reporting, ING Investments,
                                                                                          LLC(2) (March 2001 - September 2002);
                                                                                          Director of Financial Reporting,
                                                                                          Axient Communications, Inc. (May
                                                                                          2000 - January 2001); and Director of
                                                                                          Finance, Rural/Metro Corporation
                                                                                          (March 1995 - May 2000).

Theresa Kelety                 Assistant Secretary            August 2003 - Present       Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                              (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                                 Associate with Shearman & Sterling
Born: 1963                                                                                (February 2000 - April 2003); and
                                                                                          Associate with Sutherland Asbill &
                                                                                          Brennan (1996 - February 2000).

Susan P. Kinens                Assistant Vice President and   February 2003 - Present     Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                        Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                 (December 2002 - Present); and has
Born: 1976                                                                                held various other positions with ING
                                                                                          Funds Services, LLC for more than the
                                                                                          last five years.

                              ING Prime Rate Trust

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S) HELD              AND LENGTH OF                        DURING THE
          AND AGE                     WITH THE TRUST               TIME SERVED(1)                     PAST FIVE YEARS
----------------------------   ----------------------------   -------------------------   ----------------------------------------
Maria M. Anderson              Assistant Vice President       August 2001 - Present       Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                              Services, LLC(3) (October 2001 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Manager of Fund
Born: 1958                                                                                Accounting and Fund Compliance,
                                                                                          ING Investments, LLC(2)
                                                                                          (September 1999 - November 2001);
                                                                                          and Section Manager of Fund
                                                                                          Accounting, Stein Roe Mutual Funds
                                                                                          (July 1998 - August 1999).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071-1568

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

FOR MORE COMPLETE INFORMATION, OR TO OBTAIN A PROSPECTUS ON ANY ING FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR ING FUNDS DISTRIBUTOR, LLC AT (800) 992-0180 OR LOG ON TO www.ingfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS INFORMATION AND OTHER INFORMATION ABOUT THE FUND. THE TRUST'S PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE FUND'S WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE www.sec.gov.


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